UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22167
Virtus Strategy Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Convertible Fund
Class A / ANZAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class A / ANZAX	$49	0.96%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8129
Virtus Convertible Fund

Virtus Convertible Fund
Class C / ANZCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class C / ANZCX	$88	1.73%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8130
Virtus Convertible Fund

Virtus Convertible Fund
Institutional Class / ANNPX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Institutional Class / ANNPX	$36	0.71%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8131
Virtus Convertible Fund

Virtus Convertible Fund
Class R6 / VAADX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Convertible Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Convertible Fund Class R6 / VAADX	$32	0.62%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,455,352
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	67%
Asset Allocation(1)
Convertible Bonds and Notes		84%
Computers	12
Software	10
Electric Utilities	7
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		13
Short-Term Investment		3
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8132
Virtus Convertible Fund

Virtus Duff & Phelps Water Fund
Class A / AWTAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class A / AWTAX	$60	1.22%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8155
Virtus Duff & Phelps Water Fund

Virtus Duff & Phelps Water Fund
Class C / AWTCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Class C / AWTCX	$97	1.97%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8156
Virtus Duff & Phelps Water Fund

Virtus Duff & Phelps Water Fund
Institutional Class / AWTIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Water Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Water Fund Institutional Class / AWTIX	$46	0.93%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$511,802
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Water Utilities	36%
Machinery	23
Commercial Services & Supplies	13
Building Products	8
Trading Companies & Distributors	5
Chemicals	4
Construction & Engineering	4
Multi-Utilities	3
Electronic Equipment, Instruments & Components	2
Life Sciences Tools & Services	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8157
Virtus Duff & Phelps Water Fund

Virtus Global Allocation Fund
Class A / PALAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class A / PALAX	$26	0.52%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8162
Virtus Global Allocation Fund

Virtus Global Allocation Fund
Institutional Class / PALLX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Institutional Class / PALLX	$15	0.29%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8164
Virtus Global Allocation Fund

Virtus Global Allocation Fund
Class R6 / AGASX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Global Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Global Allocation Fund Class R6 / AGASX	$11	0.22%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$146,646
Total number of portfolio holdings	297
Portfolio turnover rate as of the end of the reporting period	49%
Asset Allocation(1)
Affiliated Mutual Funds		50%
Affiliated Exchange-Traded Funds		25
Common Stocks		17
Banks	3
Insurance	2
Marine Transportation	1
All other Common Stocks	11
Equity-Linked Notes		4
Financial Services	3
Banks	1
Convertible Bonds and Notes		3
Computers	1
Software	1
Financial Services	1
Convertible Preferred Stocks		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8165
Virtus Global Allocation Fund

Virtus International Small-Cap Fund
Class A / AOPAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class A / AOPAX	$67	1.26%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8170
Virtus International Small-Cap Fund

Virtus International Small-Cap Fund
Institutional Class / ALOIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Institutional Class / ALOIX	$55	1.05%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8172
Virtus International Small-Cap Fund

Virtus International Small-Cap Fund
Class R6 / AIISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus International Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Small-Cap Fund Class R6 / AIISX	$53	1.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$59,476
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Metals & Mining	10%
Oil, Gas & Consumable Fuels	9
Banks	8
Semiconductors & Semiconductor Equipment	7
Chemicals	6
Construction & Engineering	5
Insurance	4
Trading Companies & Distributors	4
Commercial Services & Supplies	4
Food Products	3
Other (includes short-term investment)	40
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8173
Virtus International Small-Cap Fund

Virtus Newfleet Short Duration High Income Fund
Class A / ASHAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class A / ASHAX	$43	0.86%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8286
Virtus Newfleet Short Duration High Income Fund

Virtus Newfleet Short Duration High Income Fund
Class C / ASHCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class C / ASHCX	$56	1.11%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8287
Virtus Newfleet Short Duration High Income Fund

Virtus Newfleet Short Duration High Income Fund
Institutional Class / ASHIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Institutional Class / ASHIX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8288
Virtus Newfleet Short Duration High Income Fund

Virtus Newfleet Short Duration High Income Fund
Class R6 / ASHSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Income Fund Class R6 / ASHSX	$28	0.55%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$684,476
Total number of portfolio holdings	210
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Corporate Bonds and Notes		90%
Financials	25
Energy	14
Communication Services	9
All other Corporate Bonds and Notes	42
Leveraged Loans		9
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8289
Virtus Newfleet Short Duration High Income Fund

Virtus NFJ Emerging Markets Value Fund
Class A / AZMAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Class A / AZMAX	$57	1.14%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$14,668
Total number of portfolio holdings	99
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	17
Materials	13
Financials	11
Health Care	7
Industrials	6
Communication Services	5
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8295
Virtus NFJ Emerging Markets Value Fund

Virtus NFJ Emerging Markets Value Fund
Institutional Class / AZMIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus NFJ Emerging Markets Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Emerging Markets Value Fund Institutional Class / AZMIX	$45	0.89%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$14,668
Total number of portfolio holdings	99
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	17
Materials	13
Financials	11
Health Care	7
Industrials	6
Communication Services	5
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8297
Virtus NFJ Emerging Markets Value Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)  Refer to Item 7(a).

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS STRATEGY TRUST
March 31, 2026

Virtus Convertible Fund
Virtus Duff & Phelps Water Fund
Virtus Global Allocation Fund
Virtus International Small-Cap Fund
Virtus Newfleet Short Duration High Income Fund
Virtus NFJ Emerging Markets Value Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Business Development Company (“BDC”)
A BDC is a type of closed-end investment fund, created by Congress in 1980, that invests in small- to mid-sized private companies and distressed businesses through debt and equity. BDCs provide essential capital to companies often underserved by traditional banks while offering retail investors high-yield dividend opportunities, typically required to distribute 90% of taxable income to shareholders.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Financial Times Stock Exchange (“FTSE”)
FTSE Russell provides a comprehensive range of reliable and accurate indexes, giving investors the tools they require to measure and analyze global markets across asset classes, styles or strategies.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2026
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tokyo Stock Price Index (“TOPIX”)
Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—80.9%
Aerospace & Defense—1.3%
AeroVironment, Inc. 0.000%, 7/15/30	$6,125	$5,993
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	6,905	12,139
Joby Aviation, Inc. 0.750%, 2/15/32	1,690	1,448
		19,580

Auto Manufacturers—1.1%
Rivian Automotive, Inc. 4.625%, 3/15/29	14,375	15,381
Biotechnology—4.1%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	9,715	10,863
144A 0.750%, 2/1/33(1)	1,560	1,545
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	25,620	24,967
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	4,785	7,207
144A 0.000%, 12/1/30(1)	7,775	8,101
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	5,845	7,069
		59,752

Commercial Services—2.8%
Affirm Holdings, Inc. 0.750%, 12/15/29	9,565	8,951
Block, Inc. 0.250%, 11/1/27	17,365	16,227
Global Payments, Inc. 1.500%, 3/1/31	9,175	8,084
Shift4 Payments, Inc. 0.500%, 8/1/27	8,275	7,758
		41,020

Computers—11.1%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	21,350	82,187
Parsons Corp. 2.625%, 3/1/29	6,455	6,352
Seagate HDD Cayman 3.500%, 6/1/28	3,020	14,337
Western Digital Corp. 3.000%, 11/15/28	7,240	51,825
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	7,600	6,904
		161,605

Diversified REITs—1.1%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	15,575	16,488
	Par Value	Value

Electric Utilities—6.8%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	$13,790	$15,624
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	24,405	33,862
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	12,130	12,581
Southern Co. (The) 144A 3.250%, 6/15/28(1)	16,970	17,265
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	18,710	19,412
		98,744

Electronics—2.0%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	10,170	11,030
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	18,355	18,731
		29,761

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	4,065	5,048
Engineering & Construction—1.0%
Granite Construction, Inc. 3.250%, 6/15/30	8,975	14,764
Entertainment—3.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	9,845	8,861
IMAX Corp. 144A 0.750%, 11/15/30(1)	11,220	12,499
Live Nation Entertainment, Inc. 2.875%, 1/15/30	30,595	32,966
		54,326

Financial Services—4.0%
Coinbase Global, Inc.
0.500%, 6/1/26	15,430	15,303
144A 0.000%, 10/1/29(1)(2)	17,365	15,203
Dave, Inc. 144A 0.000%, 4/1/31(1)	6,870	6,499
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	11,300	8,071
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	6,280	6,431
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	6,635	7,212
		58,719

	Par Value	Value

Health Care REITs—2.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	$22,990	$36,388
Healthcare-Products—3.5%
Alphatec Holdings, Inc. 0.750%, 3/15/30	6,340	6,490
Envista Holdings Corp. 1.750%, 8/15/28	12,295	12,195
Guardant Health, Inc.
1.250%, 2/15/31	865	1,451
144A 0.000%, 5/15/33(1)	9,710	10,311
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	12,760	12,966
TransMedics Group, Inc. 1.500%, 6/1/28	5,970	7,718
		51,131

Healthcare-Services—0.6%
Alignment Healthcare, Inc. 4.250%, 11/15/29	6,095	8,567
Industrial REITs—0.8%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	11,065	11,004
Internet—1.9%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	5,115	7,094
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	7,690	7,006
Uber Technologies, Inc. 0.875%, 12/1/28	6,795	8,171
Wayfair, Inc. 3.250%, 9/15/27	3,501	4,721
		26,992

Investment Companies—2.8%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)	7,095	7,909
IREN Ltd. 144A 0.000%, 7/1/31(1)	11,285	8,219
Riot Platforms, Inc. 0.750%, 1/15/30	7,560	8,675
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	14,890	15,380
		40,183

Leisure Time—0.9%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	13,990	13,014
Machinery-Construction & Mining—1.9%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	15,920	16,952
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	9,835	10,189
		27,141

See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Mining—1.1%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	$6,590	$6,979
MP Materials Corp. 144A 3.000%, 3/1/30(1)	3,885	9,246
		16,225

Miscellaneous Manufacturing—0.9%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	13,040	12,636
Office REITs—0.5%
Boston Properties LP 144A 2.000%, 10/1/30(1)	7,575	6,874
Oil, Gas & Consumable Fuels—3.3%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	11,430	13,121
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	6,690	7,319
Northern Oil & Gas, Inc. 3.625%, 4/15/29	13,010	14,267
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	11,060	13,811
		48,518

Pharmaceuticals—1.9%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	6,665	6,782
Jazz Investments I Ltd. 3.125%, 9/15/30	14,570	20,631
		27,413

Real Estate—0.5%
Compass, Inc. 144A 0.250%, 4/15/31(1)	8,920	7,466
Retail—0.9%
Burlington Stores, Inc. 1.250%, 12/15/27	4,140	6,831
Freshpet, Inc. 3.000%, 4/1/28	5,335	6,127
		12,958

Semiconductors—5.7%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	7,895	10,603
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)	10,360	15,089
Microchip Technology, Inc. 0.750%, 6/1/30	11,040	10,910
MKS, Inc. 1.250%, 6/1/30	9,615	15,884
Semtech Corp. 144A 0.000%, 10/15/30(1)	12,465	13,911
Synaptics, Inc. 0.750%, 12/1/31	5,685	5,873
	Par Value	Value

Semiconductors—continued
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	$10,540	$11,151
		83,421

Software—9.9%
Akamai Technologies, Inc.
0.375%, 9/1/27	25,215	29,212
144A 0.250%, 5/15/33(1)	4,865	6,738
BILL Holdings, Inc. 0.000%, 4/1/30(2)	10,765	9,559
Cloudflare, Inc. 0.000%, 8/15/26	23,115	27,057
Confluent, Inc. 0.000%, 1/15/27(2)	8,050	8,030
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	8,000	8,009
Datadog, Inc. 0.000%, 12/1/29(2)	19,645	18,987
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	11,145	10,707
Snowflake, Inc. 0.000%, 10/1/29	6,420	7,856
Strategy, Inc. 0.000%, 12/1/29(2)	21,945	18,203
		144,358

Telecommunications—2.0%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	13,770	14,527
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	5,560	13,845
		28,372

Total Convertible Bonds and Notes (Identified Cost $1,029,901)		1,177,849

	Shares
Convertible Preferred Stocks—13.1%
Aerospace & Defense—2.4%
Boeing Co. (The), 6.000%	423,960	27,506
VSE Corp., 5.750%	164,785	8,289
		35,795

Banks—2.7%
Wells Fargo & Co. Series L, 7.500%	34,455	39,796
Chemicals—0.9%
Albemarle Corp., 7.250%	174,470	12,536
Electric Utilities—2.9%
NextEra Energy, Inc., 7.299%	126,045	7,056
PG&E Corp. Series A, 6.000%	471,730	20,280
	Shares	Value

Electric Utilities—continued
Southern Co. (The) Series A, 7.125%	286,295	$14,715
		42,051

Healthcare Providers & Services—1.1%
BrightSpring Health Services, Inc., 6.750%	108,700	15,440
Semiconductors & Semiconductor Equipment—1.0%
Microchip Technology, Inc., 7.500%	251,660	14,337
Software—1.5%
Oracle Corp. Series D, 6.500%	477,630	21,498
Trading Companies & Distributors—0.6%
QXO, Inc., 5.500%	160,360	8,818
Total Convertible Preferred Stocks (Identified Cost $177,443)		190,271

Common Stock—0.1%
Specialty Retail—0.1%
Wayfair, Inc. Class A(3)	13,083	984
Total Common Stock (Identified Cost $1,022)		984

Total Long-Term Investments—94.1% (Identified Cost $1,208,366)		1,369,104

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%)(4)	36,737,714	36,738
Total Short-Term Investment (Identified Cost $36,738)		36,738

TOTAL INVESTMENTS—96.6% (Identified Cost $1,245,104)		$1,405,842
Other assets and liabilities, net—3.4%		49,510
NET ASSETS—100.0%		$1,455,352

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $611,292 or 42.0% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	94%
Bermuda	2
Cayman Islands	1
Canada	1
Netherlands	1
Australia	1
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,177,849	$—	$1,177,849
Equity Securities:
Convertible Preferred Stocks	190,271	190,271	—
Common Stock	984	984	—
Money Market Mutual Fund	36,738	36,738	—
Total Investments	$1,405,842	$227,993	$1,177,849
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.7%
Brazil—8.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,446,952	$44,147
Canada—3.7%
GFL Environmental, Inc.	353,266	14,738
Stantec, Inc.	49,451	4,275
		19,013

France—2.5%
Veolia Environnement S.A.	339,875	12,945
Japan—2.5%
Kurita Water Industries Ltd.	268,500	12,845
Netherlands—0.4%
Arcadis N.V.	58,293	1,865
Switzerland—4.3%
Belimo Holding AG Registered Shares	4,756	3,863
Geberit AG Registered Shares	16,229	10,955
Georg Fischer AG Registered Shares	137,069	7,071
		21,889

United Kingdom—13.3%
Halma plc	119,762	6,111
Pennon Group plc	1,862,337	13,134
Severn Trent plc	646,148	26,501
United Utilities Group plc	1,269,384	22,133
		67,879

United States—63.4%
Advanced Drainage Systems, Inc.	139,606	19,144
American States Water Co.	51,395	3,887
American Water Works Co., Inc.	258,795	35,219
	Shares	Value

United States—continued
Badger Meter, Inc.	43,103	$6,567
California Water Service Group	85,099	3,858
Core & Main, Inc. Class A(1)	357,052	17,638
Danaher Corp.	32,035	6,074
Ecolab, Inc.	74,907	19,927
Essential Utilities, Inc.	640,271	25,784
Ferguson Enterprises, Inc.	24,849	5,796
Franklin Electric Co., Inc.	89,959	8,292
H2O America	111,777	6,558
IDEX Corp.	42,613	8,077
Mueller Water Products, Inc. Class A	492,046	13,526
Pentair plc	219,646	19,133
Tetra Tech, Inc.	211,001	6,355
Thermo Fisher Scientific, Inc.	6,992	3,437
Valmont Industries, Inc.	34,549	13,805
Veralto Corp.	412,522	36,475
Waste Management, Inc.	43,559	10,010
Watts Water Technologies, Inc. Class A	37,346	10,841
Xylem, Inc.	304,338	36,368
Zurn Elkay Water Solutions Corp.	170,038	7,625
		324,396

Total Common Stocks (Identified Cost $321,744)		504,979

Total Long-Term Investments—98.7% (Identified Cost $321,744)		504,979

TOTAL INVESTMENTS—98.7% (Identified Cost $321,744)		$504,979
Other assets and liabilities, net—1.3%		6,823
NET ASSETS—100.0%		$511,802
Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	64%
United Kingdom	13
Brazil	9
Switzerland	4
Canada	4
France	3
Japan	3
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$504,979	$387,556	$117,423
Total Investments	$504,979	$387,556	$117,423
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—3.1%
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	$52	$56
Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	36	46
Bridgebio Pharma, Inc. 2.250%, 2/1/29	38	43
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	35	45
144A 0.875%, 11/15/32(1)	119	117
Innoviva, Inc. 2.125%, 3/15/28	40	43
		294

Commercial Services—0.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	36	34
Alarm.com Holdings, Inc. 2.250%, 6/1/29	46	42
Stride, Inc. 1.125%, 9/1/27	27	46
		122

Computers—0.4%
Lumentum Holdings, Inc. 1.500%, 12/15/29	27	273
Okta, Inc. 0.375%, 6/15/26	47	46
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	48	41
Seagate HDD Cayman 3.500%, 6/1/28	24	114
Varonis Systems, Inc. 1.000%, 9/15/29	47	41
Western Digital Corp. 3.000%, 11/15/28	16	115
		630

Electric Utilities—0.2%
CenterPoint Energy, Inc.
144A 3.000%, 8/1/28(1)	69	73
144A 2.875%, 5/15/29(1)	85	85
Evergy, Inc. 4.500%, 12/15/27	37	50
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	44	61
PG&E Corp. 4.250%, 12/1/27	31	32
		301

Electronics—0.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	47	113
	Par Value	Value

Electronics—continued
OSI Systems, Inc. 2.250%, 8/1/29	$54	$83
		196

Engineering & Construction—0.1%
Granite Construction, Inc. 3.250%, 6/15/30	69	114
Entertainment—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	44	47
Financial Services—0.3%
Coinbase Global, Inc. 0.250%, 4/1/30	42	39
Encore Capital Group, Inc. 4.000%, 3/15/29	42	53
EZCORP, Inc. 144A 3.750%, 12/15/29(1)	52	123
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	51	93
WisdomTree, Inc. 144A 4.500%, 10/1/31(1)	83	85
		393

Health Care REITs—0.1%
Welltower OP LLC
144A 2.750%, 5/15/28(1)	51	106
144A 3.125%, 7/15/29(1)	30	47
		153

Healthcare-Products—0.2%
Alphatec Holdings, Inc. 0.750%, 3/15/30	15	15
CONMED Corp. 2.250%, 6/15/27	50	48
Enovis Corp. 3.875%, 10/15/28	50	48
Envista Holdings Corp. 1.750%, 8/15/28	43	43
Guardant Health, Inc. 1.250%, 2/15/31	31	52
IRhythm Holdings, Inc. 1.500%, 9/1/29	41	45
LivaNova plc 2.500%, 3/15/29	37	43
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	29	28
		322

Healthcare-Services—0.0%
Alignment Healthcare, Inc. 4.250%, 11/15/29	32	45
Home Builders—0.1%
LCI Industries 3.000%, 3/1/30	69	83
	Par Value	Value

Home Builders—continued
Winnebago Industries, Inc. 3.250%, 1/15/30	$25	$23
		106

Internet—0.1%
Alibaba Group Holding Ltd. RegS 0.000%, 9/15/32(2)	22	21
Wayfair, Inc. 3.500%, 11/15/28	19	33
Ziff Davis, Inc. 144A 3.625%, 3/1/28(1)	40	40
		94

Leisure Time—0.0%
NCL Corp., Ltd. 144A 0.875%, 4/15/30(1)	45	47
Machinery-Construction & Mining—0.1%
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)(3)	93	96
Media—0.1%
Sphere Entertainment Co. 3.500%, 12/1/28	20	67
Mining—0.1%
B2Gold Corp. 144A 2.750%, 2/1/30(1)	55	89
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	10	10
MP Materials Corp. 144A 3.000%, 3/1/30(1)	8	19
		118

Miscellaneous Manufacturing—0.0%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	34	33
Mortgage Real Estate Investment Trusts (REITs)—0.0%
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	33
Oil, Gas & Consumable Fuels—0.0%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	46	57
Pharmaceuticals—0.2%
Ascendis Pharma A/S 2.250%, 4/1/28	60	88
Herbalife Ltd. 4.250%, 6/15/28	47	56
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	50	51
Mirum Pharmaceuticals, Inc. 4.000%, 5/1/29	18	54
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Pacira BioSciences, Inc. 2.125%, 5/15/29	$44	$42
		291

Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	16	27
GameStop Corp. 144A 0.000%, 6/15/32(1)	37	38
		65

Semiconductors—0.1%
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	48	70
MKS, Inc. 1.250%, 6/1/30	59	97
		167

Software—0.4%
Akamai Technologies, Inc.
0.375%, 9/1/27	24	28
144A 0.250%, 5/15/33(1)	55	76
BlackLine, Inc. 1.000%, 6/1/29	70	66
Cloudflare, Inc. 144A 0.000%, 6/15/30(1)	27	30
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	22	22
Guidewire Software, Inc. 1.250%, 11/1/29	31	31
Progress Software Corp. 3.500%, 3/1/30	47	42
Snowflake, Inc.
0.000%, 10/1/27	81	96
0.000%, 10/1/29	81	99
Strategy, Inc. 0.625%, 3/15/30	23	26
		516

Telecommunications—0.1%
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	43	107
Transportation—0.0%
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	46	53
Total Convertible Bonds and Notes (Identified Cost $3,790)		4,523

	Shares
Convertible Preferred Stocks—0.3%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	1,150	75
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	26
	Shares	Value
Banks—continued
Wells Fargo & Co. Series L, 7.500%	66	$77
		103

Capital Markets—0.0%
Ares Management Corp. Series B, 6.750%	850	31
KKR & Co., Inc. Series D, 6.250%	850	34
		65

Chemicals—0.1%
Albemarle Corp., 7.250%	1,050	75
Financial Services—0.0%
Apollo Global Management, Inc., 6.750%	600	35
Healthcare Providers & Services—0.0%
BrightSpring Health Services, Inc., 6.750%	200	28
Software—0.0%
Strategy, Inc., 8.000%	400	28
Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	42
Technology Hardware, Storage & Peripherals—0.0%
Hewlett Packard Enterprise Co., 7.625%	800	52
Total Convertible Preferred Stocks (Identified Cost $539)		503

Preferred Stock—0.3%
Banks—0.3%
Grupo Cibest S.A., 7.650%	21,925	403
Total Preferred Stock (Identified Cost $294)		403

Common Stocks—16.4%
Aerospace & Defense—0.0%
HEICO Corp.	65	18
Air Freight & Logistics—0.0%
JD Logistics, Inc.(4)	11,000	19
Automobiles—0.5%
Ford Motor Co.	35,270	407
Hero MotoCorp Ltd.	140	8
Subaru Corp.	14,300	230
Tesla, Inc.(4)	20	7
		652

	Shares	Value

Banks—3.1%
Banca Monte dei Paschi di Siena SpA	48,444	$423
Banco BPM SpA	32,431	451
Bank Hapoalim BM	1,350	32
Bank Leumi Le-Israel BM	450	10
Bank Mandiri Persero Tbk PT	33,000	9
Bank of Nova Scotia (The)	480	33
Bank Polska Kasa Opieki S.A.	7,000	415
BNP Paribas S.A.	4,100	391
BOC Hong Kong Holdings Ltd.	24,000	132
Canadian Imperial Bank of Commerce	300	29
Citizens Financial Group, Inc.	400	24
Credit Agricole S.A.	23,800	444
CTBC Financial Holding Co., Ltd.	5,000	8
DNB Bank ASA	6,342	199
Dubai Islamic Bank PJSC	44,359	90
E.Sun Financial Holding Co., Ltd.	27,332	27
Erste Group Bank AG	275	30
Hana Financial Group, Inc.	1,234	90
HSBC Holdings plc	1,180	19
Intesa Sanpaolo SpA	29,597	179
JPMorgan Chase & Co.	164	48
KB Financial Group, Inc.	100	10
Komercni Banka AS	6,375	325
Moneta Money Bank AS	1,150	10
NatWest Group plc	17,642	131
PNC Financial Services Group, Inc. (The)	620	129
Regions Financial Corp.	15,824	413
Svenska Handelsbanken AB Class A	28,000	369
Toronto-Dominion Bank (The)	425	40
		4,510

Biotechnology—0.0%
Incyte Corp.(4)	90	8
Broadline Retail—0.0%
Amazon.com, Inc.(4)	204	43
Capital Markets—0.6%
Bank of New York Mellon Corp. (The)	1,323	157
Moody’s Corp.	18	8
Morgan Stanley	1,027	169
Nomura Holdings, Inc.	19,200	151
Singapore Exchange Ltd.	1,600	24
State Street Corp.	1,947	247
T. Rowe Price Group, Inc.	1,812	163
		919

Chemicals—0.5%
CF Industries Holdings, Inc.	160	21
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Chemicals—continued
LyondellBasell Industries N.V. Class A	8,103	$653
		674

Commercial Services & Supplies—0.0%
Cintas Corp.	147	25
Veralto Corp.	241	21
		46

Communications Equipment—0.0%
Arista Networks, Inc.(4)	150	18
Construction & Engineering—0.0%
Comfort Systems USA, Inc.	11	15
EMCOR Group, Inc.	51	38
		53

Consumer Finance—0.0%
Qfin Holdings, Inc. ADR	1,154	15
Consumer Staples Distribution & Retail—0.0%
Costco Wholesale Corp.	7	7
Diversified REIT—0.3%
WP Carey, Inc.	6,080	413
Diversified Telecommunication Services—0.7%
Telenor ASA	19,065	337
TELUS Corp.	7,800	100
Verizon Communications, Inc.	10,915	548
		985

Electric Utilities—0.6%
Edison International	7,483	548
Endesa S.A.	7,525	314
Enel SpA	2,712	30
Terna - Rete Elettrica Nazionale	2,486	28
		920

Electrical Equipment—0.0%
ABB Ltd. Registered Shares	100	8
Polycab India Ltd.	230	17
Vertiv Holdings Co. Class A	71	18
		43

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. Class A	85	11
Halma plc	500	25
Jabil, Inc.	140	37
Keysight Technologies, Inc.(4)	85	24
LG Display Co. Ltd.(4)	2,544	19
	Shares	Value

Electronic Equipment, Instruments & Components—continued
TE Connectivity plc	133	$28
		144

Entertainment—0.0%
NetEase, Inc.	400	9
Financial Services—0.3%
Banca Mediolanum SpA	21,600	438
Industrivarden AB Class A	250	12
ORIX Corp.	800	24
		474

Food Products—0.4%
Hershey Co. (The)	150	31
MBRF Global Foods Co. S.A.	24,463	102
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
WH Group Ltd.	348,000	458
		591

Gas Utilities—0.2%
Atmos Energy Corp.	125	23
Osaka Gas Co., Ltd.	4,200	170
Tokyo Gas Co. Ltd.	500	24
		217

Health Care REITs—0.2%
Alexandria Real Estate Equities, Inc.	6,196	288
Healthcare Equipment & Supplies—0.0%
IDEXX Laboratories, Inc.(4)	41	23
ResMed, Inc.	31	7
		30

Healthcare Providers & Services—0.0%
HCA Healthcare, Inc.	47	22
Labcorp Holdings, Inc.	83	22
		44

Healthcare Technology—0.0%
Veeva Systems, Inc. Class A(4)	47	8
Hotels, Restaurants & Leisure—0.1%
Allwyn AG	5,844	88
Industrial Conglomerates—0.1%
CITIC Ltd.	98,000	149
General Electric Co.	139	40
		189

Insurance—1.7%
Admiral Group plc	3,300	138
American International Group, Inc.	175	13
Aviva plc	26,212	210
	Shares	Value

Insurance—continued
BB Seguridade Participacoes S.A.	63,000	$424
Caixa Seguridade Participacoes S.A.	141,500	498
NN Group N.V.	420	33
Prudential Financial, Inc.	4,099	400
QBE Insurance Group Ltd.	11,819	174
Sampo Oyj Class A	7,568	81
Sanlam Ltd.	16,854	89
Standard Life plc	48,449	439
Willis Towers Watson plc	25	7
		2,506

Interactive Media & Services—0.2%
Alphabet, Inc. Class A	226	65
Alphabet, Inc. Class C	491	141
Meta Platforms, Inc. Class A	31	18
		224

Life Sciences Tools & Services—0.0%
Mettler-Toledo International, Inc.(4)	22	28
Machinery—0.0%
Fortive Corp.	490	27
Nordson Corp.	30	8
Parker-Hannifin Corp.	17	15
		50

Marine Transportation—1.1%
AP Moller - Maersk A/S Class A	104	255
COSCO SHIPPING Holdings Co., Ltd. Class H	270,000	514
Orient Overseas International Ltd.	19,500	348
SITC International Holdings Co., Ltd.	98,000	429
		1,546

Metals & Mining—0.6%
Fortescue Ltd.	15,581	223
Kinross Gold Corp.	466	14
Newmont Corp.	100	11
Southern Copper Corp.	202	35
Vale S.A.	33,000	525
Vale S.A. Class B Sponsored ADR	2,730	43
Wheaton Precious Metals Corp.	99	13
Zijin Mining Group Co., Ltd. Class A	4,300	21
		885

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Annaly Capital Management, Inc.	20,637	437
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Multi-Utilities—0.2%
Dominion Energy, Inc.	3,195	$198
Engie S.A.	4,221	136
NiSource, Inc.	135	6
		340

Oil, Gas & Consumable Fuels—0.9%
ENEOS Holdings, Inc.	1,000	9
Idemitsu Kosan Co., Ltd.	2,600	26
Inpex Corp.	1,500	44
Marathon Petroleum Corp.	63	15
OMV AG	5,980	438
PetroChina Co., Ltd. Class H	134,000	184
Repsol S.A.	22,500	633
Targa Resources Corp.	129	32
		1,381

Pharmaceuticals—1.0%
Bristol-Myers Squibb Co.	10,126	614
Eli Lilly & Co.	20	18
Novartis AG Registered Shares	1,892	291
Pfizer, Inc.	17,778	499
		1,422

Real Estate Management & Development—0.0%
CBRE Group, Inc. Class A(4)	65	9
Retail REITs—0.2%
Simon Property Group, Inc.	1,117	208
Semiconductors & Semiconductor Equipment—0.9%
ASML Holding N.V.	10	13
Broadcom, Inc.	182	56
KLA Corp.	26	38
Lam Research Corp.	184	39
Micron Technology, Inc.	20	7
NVIDIA Corp.	2,224	388
SK hynix, Inc.	65	37
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	405
United Microelectronics Corp.	214,000	384
		1,367

Software—0.2%
Adobe, Inc.(4)	55	13
Autodesk, Inc.(4)	38	9
Fortinet, Inc.(4)	68	6
Microsoft Corp.	567	210
ServiceNow, Inc.(4)	145	15
		253

Specialized REITs—0.2%
Crown Castle, Inc.	3,375	274
	Shares	Value

Specialty Retail—0.4%
Best Buy Co., Inc.	5,386	$346
Kingfisher plc	2,650	10
Lojas Renner S.A.	21,000	60
Ross Stores, Inc.	180	39
TJX Cos., Inc. (The)	230	37
Ulta Beauty, Inc.(4)	55	29
Williams-Sonoma, Inc.	99	18
		539

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	1,572	399
Textiles, Apparel & Luxury Goods—0.0%
Deckers Outdoor Corp.(4)	281	28
Tapestry, Inc.	220	31
		59

Tobacco—0.3%
Altria Group, Inc.	6,960	459
Philip Morris International, Inc.	198	33
		492

Wireless Telecommunication Services—0.2%
Advanced Info Service PCL NVDR	18,700	213
Total Common Stocks (Identified Cost $20,712)		24,057

Affiliated Mutual Funds—47.4%
Virtus Silvant Focused Growth Fund Class R6(6)(7)	295,897	23,181
Virtus Seix Floating Rate High Income Fund Class R6(6)(7)	798,107	6,034
Virtus Newfleet Core Plus Bond Fund Class R6(6)(7)	2,478,874	25,284
Virtus Seix High Yield Fund Class R6(6)(7)	1,937,506	15,016
Total Affiliated Mutual Funds (Identified Cost $70,611)		69,515

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $92)		140

Equity-Linked Notes—4.0%
Banks—1.3%
Societe Generale S.A. 38.890%, 5/5/26(5)	80	1,958
	Shares	Value

Financial Services—2.7%
Citigroup Global Markets Holdings, Inc.
0.000, 4/8/26(5)	82	$1,997
144A 42.880%, 4/21/26(1)(5)	80	1,969
		3,966

Total Equity-Linked Notes (Identified Cost $6,003)		5,924

Affiliated Exchange-Traded Funds—23.4%
Capital Markets—23.4%
Virtus Emerging Markets Dividend ETF(4)(6)(7)	215,850	5,172
Virtus International Dividend ETF(6)(7)	409,920	13,447
Virtus U.S. Dividend ETF(6)(7)	607,690	15,651
		34,270

Total Affiliated Exchange-Traded Funds (Identified Cost $33,489)		34,270

Total Long-Term Investments—95.0% (Identified Cost $135,530)		139,335

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—95.0% (Identified Cost $135,530)		139,335

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $38)	(45)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—95.0% (Identified Cost $135,492)	$139,290
Other assets and liabilities, net—5.0%	7,356
NET ASSETS—100.0%	$146,646
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Abbreviations:
ADR	American Depositary Receipt
BTP	Italian Buonie
DAX	Deutsche Boerse AG German Stock Index
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipts
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $3,425 or 2.3% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Equity: North America	37%
Equity: Developed Markets ex US	18
Equity: Emerging Markets	7
Fixed Income	41
Other	-2
Total	100%
†% of total investments includes derivative contracts as of March 31, 2026.

Open purchased options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
S&P 500® E-Mini Index Future	7	$4,725	6,750.00	06/18/26	$51
Put Option(2)
S&P 500® E-Mini Index Future	10	6,350	6,350.00	06/18/26	89
Total Purchased Options					$140
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of March 31, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
S&P 500® E-Mini Index Future	(7)	$(4,935)	7,050.00	06/18/26	$(14)
Put Option(2)
S&P 500® E-Mini Index Future	(10)	(5,700)	5,700.00	06/18/26	(31)
Total Written Options					$(45)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)

Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
Bovespa Index Future	April 2026	37	$269	$5	$—
FTSE Taiwan Index Future	April 2026	1	103	—	(4)
IBEX 35 Index Future	April 2026	1	196	—	(2)
10 Year Canadian Bond Future	June 2026	1	86	— (1)	—
10 Year Euro-Bund Future	June 2026	6	870	2	—
10 Year U.K. Gilt Future	June 2026	5	581	—	(24)
10 Year U.S. Ultra Future	June 2026	130	14,757	—	(338)
30 Year U.S. Treasury Bond Future	June 2026	31	3,530	—	(115)
Australian Dollar Future	June 2026	6	413	—	(12)
FTSE 100 Index Future	June 2026	6	810	—	(6)
MSCI Emerging Markets Index Future	June 2026	6	436	—	(16)
S&P/TSX 60 Index Future	June 2026	1	274	—	(1)
SPI 200 Index Future	June 2026	2	294	—	(3)
TOPIX Index Future	June 2026	7	1,546	—	(52)
				$7	$(573)
Short Contracts:
HSCEI Index Future	April 2026	(1)	(53)	— (1)	—
IFSC Nifty 50 Future	April 2026	(10)	(450)	16	—
10 Year Australian Bond Future	June 2026	(43)	(3,197)	—	(2)
10 Year Japanese Bond Future	June 2026	(7)	(5,747)	52	—
10 Year U.S. Treasury Note Future	June 2026	(22)	(2,443)	—	(7)
Bloomberg High Yield Duration-Hedged Credit Future	June 2026	(138)	(14,956)	—	(73)
British Pound Future	June 2026	(4)	(331)	4	—
Canadian Dollar Future	June 2026	(6)	(432)	3	—
DAX Mini Index Future	June 2026	(2)	(264)	7	—
Euro FX Currency Future	June 2026	(7)	(1,014)	—	(1)
Euro-BTP Future	June 2026	(5)	(672)	3	—
Euro-OAT Future	June 2026	(1)	(137)	1	—
Japanese Yen Future	June 2026	(32)	(2,533)	—	— (1)
New Zealand Dollar Future	June 2026	(4)	(230)	3	—
Russell 2000® E-Mini Index Future	June 2026	(2)	(251)	—	(2)
				89	(85)
Total				$96	$(658)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$4,523	$—	$4,523	$—
Equity Securities:
Convertible Preferred Stocks	503	503	—	—
Preferred Stock	403	403	—	—
Common Stocks	24,057	11,904	12,153	— (1)
Equity-Linked Notes	5,924	—	—	5,924
Affiliated Exchange-Traded Funds	34,270	34,270	—	—
Affiliated Mutual Funds	69,515	69,515	—	—
Other Financial Instruments:
Purchased Options	140	140	—	—
Futures Contracts	96	96	—	—
Total Assets	139,431	116,831	16,676	5,924
Liabilities:
Other Financial Instruments:
Written Options	(45)	(45)	—	—
Futures Contracts	(658)	(658)	—	—
Total Liabilities	(703)	(703)	—	—
Total Investments, Net of Written Options	$138,728	$116,128	$16,676	$5,924

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2025:	$3,933	$— (a)	$3,933
Net realized gain (loss)	64	—	64
Net change in unrealized appreciation (depreciation)(b)	(85)	—	(85)
Purchases	6,003	—	6,003
Sales(c)	(3,991)	—	(3,991)
Balance as of March 31, 2026	$5,924	$— (a)	$5,924
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2026, was $(79).
(c) Includes paydowns on securities.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Preferred Stocks—2.1%
Chile—1.3%
Embotelladora Andina S.A., 1.470%	184,463	$780
Colombia—0.8%
Grupo Cibest S.A., 7.650%	25,275	464
Total Preferred Stocks (Identified Cost $837)		1,244

Common Stocks—94.7%
Australia—2.1%
Beach Energy Ltd.	253,267	224
Charter Hall Social Infrastructure REIT	76,212	137
Deterra Royalties Ltd.	132,173	373
JB Hi-Fi Ltd.	6,267	317
Ramelius Resources Ltd.	83,709	218
		1,269

Austria—0.4%
BAWAG Group AG	1,654	252
Belgium—0.6%
Proximus SADP	22,041	179
Viohalco S.A.	14,027	206
		385

Bermuda—0.7%
First Pacific Co., Ltd.	322,000	226
Odfjell Drilling Ltd.	15,968	167
		393

Brazil—1.4%
Cia de Saneamento de Minas Gerais Copasa MG	45,200	502
Cury Construtora e Incorporadora S.A.	50,700	347
		849

Canada—6.8%
Air Canada(1)	42,030	548
Centerra Gold, Inc.	51,586	918
Chemtrade Logistics Income Fund	28,518	331
Finning International, Inc.	6,550	405
iA Financial Corp., Inc.	4,895	543
Parex Resources, Inc.	38,288	753
SSR Mining, Inc.(1)	17,847	524
		4,022

Cayman Islands—3.2%
Consun Pharmaceutical Group Ltd.	162,000	346
Fufeng Group Ltd.	207,000	185
SITC International Holdings Co., Ltd.	313,000	1,370
		1,901

	Shares	Value

China—3.9%
China Shenhua Energy Co., Ltd. Class A	21,300	$144
VTech Holdings Ltd. (Hong Kong)	95,200	721
Weibo Corp. Sponsored ADR	30,390	266
Zhejiang NHU Co., Ltd. Class A	241,500	1,215
		2,346

Denmark—0.5%
Alm. Brand A/S	118,101	288
Germany—1.1%
Friedrich Vorwerk Group SE	1,673	138
Talanx AG	4,077	506
		644

Greece—1.8%
HELLENiQ ENERGY Holdings S.A.	50,388	574
National Bank of Greece S.A.	30,796	476
		1,050

Hungary—1.4%
Magyar Telekom Telecommunications plc ADR	75,242	469
Richter Gedeon Nyrt	10,649	380
		849

India—3.9%
Chambal Fertilisers & Chemicals Ltd.	79,123	358
GE Vernova T&D India Ltd.	5,517	214
National Aluminium Co., Ltd.	287,295	1,186
Vedanta Ltd.	80,865	567
		2,325

Indonesia—0.8%
Alamtri Resources Indonesia Tbk PT	1,391,400	213
Aneka Tambang Tbk	1,178,100	246
		459

Israel—1.0%
Camtek Ltd.(1)	2,323	352
Phoenix Financial Ltd.	4,596	246
		598

Italy—5.2%
A2A SpA	328,576	930
Banca Mediolanum SpA	49,824	1,010
Hera SpA	131,430	606
Italgas SpA	19,248	224
OVS SpA	27,744	144
	Shares	Value

Italy—continued
Webuild SpA	57,547	$153
		3,067

Japan—23.2%
77 Bank Ltd. (The)	30,000	594
DTS Corp.	34,800	229
Hanwa Co., Ltd.	59,000	592
Hino Motors Ltd.(1)	85,500	209
Idemitsu Kosan Co., Ltd.	125,300	1,230
Japan Petroleum Exploration Co., Ltd.	86,400	1,423
Kanamoto Co., Ltd.	18,200	507
Kanematsu Corp.	29,000	413
Kawada Technologies, Inc.	24,900	243
Koa Corp.	57,300	541
Kumagai Gumi Co., Ltd.	76,100	754
Osaka Organic Chemical Industry Ltd.	26,100	590
Raito Kogyo Co., Ltd.	10,400	255
Seiko Group Corp.	10,200	367
Shibaura Mechatronics Corp.	19,400	516
Shimizu Corp.	20,700	371
Starts Corp., Inc.	10,000	304
Systena Corp.	266,700	709
Tokyu Construction Co., Ltd.	19,800	178
Toyo Seikan Group Holdings Ltd.	5,300	121
Toyo Tire Corp.	41,400	971
Toyobo Co., Ltd.	101,200	857
Toyota Boshoku Corp.	13,200	207
TRE Holdings Corp.	59,500	598
TV Asahi Holdings Corp.	16,700	369
Uchida Yoko Co., Ltd.	37,400	472
YAMABIKO Corp.	8,100	184
		13,804

Netherlands—0.7%
ABN AMRO Bank N.V. CVA GDR	7,855	249
Van Lanschot Kempen N.V.	2,724	181
		430

Norway—0.8%
Storebrand ASA	26,267	474
Panama—0.3%
Banco Latinoamericano de Comercio Exterior S.A. Class E	3,756	192
Singapore—2.8%
First Resources Ltd.	159,100	359
Singapore Technologies Engineering Ltd.	63,400	538
Yangzijiang Shipbuilding Holdings Ltd.	252,400	750
		1,647

South Africa—3.7%
AVI Ltd.	101,817	625
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

South Africa—continued
Nedbank Group Ltd.	14,247	$225
Resilient REIT Ltd.	73,398	350
Santam Ltd.	15,446	360
Telkom S.A. SOC Ltd.	49,176	172
Tiger Brands Ltd.	24,783	444
		2,176

South Korea—4.2%
GS Retail Co., Ltd.	36,843	544
Hana Materials, Inc.	3,406	142
HD Hyundai Co., Ltd.	3,889	652
Hyosung Corp.	2,634	231
JB Financial Group Co., Ltd.	9,184	189
Korea Electric Terminal Co., Ltd.	4,643	237
NH Investment & Securities Co., Ltd.	8,637	176
TES Co., Ltd.	9,283	359
		2,530

Spain—2.0%
Bankinter S.A.	52,051	824
Logista Integral S.A.	9,566	358
		1,182

Sweden—2.7%
Ambea AB	29,086	412
Clas Ohlson AB Class B	19,414	767
NCC AB Class B	18,372	404
		1,583

Switzerland—1.0%
Coca-Cola HBC AG(1)	7,324	412
Zehnder Group AG	2,060	174
		586

Taiwan—5.7%
Asia Vital Components Co., Ltd.	6,000	396
ASPEED Technology, Inc.	2,000	689
ASROCK, Inc.	22,000	144
Brillian Network & Automation Integrated System Co., Ltd.	19,000	216
eMemory Technology, Inc.	6,000	511
	Shares	Value

Taiwan—continued
Global Mixed Mode Technology, Inc.	25,000	$180
Posiflex Technology, Inc.	40,000	214
President Securities Corp.	190,000	193
Taichung Commercial Bank Co., Ltd.	379,234	246
Topco Scientific Co., Ltd.	63,000	615
		3,404

Turkey—0.3%
TAB Gida Sanayi Ve Ticaret AS	29,267	159
United Arab Emirates—0.4%
Parkin Co. PJSC	203,193	263
United Kingdom—11.1%
4imprint Group plc	4,928	223
Ashtead Technology Holdings plc	34,990	195
Central Asia Metals plc	146,269	316
Drax Group plc	113,362	1,340
Endeavour Mining plc	15,267	915
Firstgroup plc	120,530	265
Investec plc	30,442	235
Keller Group plc	23,209	591
Lion Finance Group plc	8,639	1,072
Mears Group plc	107,474	467
Mitie Group plc	296,005	666
MONY Group plc	88,306	177
OSB Group plc	20,319	141
		6,603

United States—1.0%
Cirrus Logic, Inc.(1)	1,644	238
Knowles Corp.(1)	13,709	352
		590

Total Common Stocks (Identified Cost $41,510)		56,320

Total Long-Term Investments—96.8% (Identified Cost $42,347)		57,564

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%)(2)	193,417	$193
Total Short-Term Investment (Identified Cost $193)		193

TOTAL INVESTMENTS—97.1% (Identified Cost $42,540)		$57,757
Other assets and liabilities, net—2.9%		1,719
NET ASSETS—100.0%		$59,476

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	24%
United Kingdom	11
Canada	7
Taiwan	6
Italy	5
South Korea	4
China	4
Other	39
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stocks	$1,244	$1,244	$—
Common Stocks	56,320	7,186	49,134
Money Market Mutual Fund	193	193	—
Total Investments	$57,757	$8,623	$49,134
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—86.4%
Communication Services—8.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$3,880	$3,892
144A 7.375%, 3/1/31(1)	5,300	5,395
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,895	2,366
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	4,611	4,606
144A 8.875%, 2/1/30(1)	475	473
144A 8.875%, 2/1/30(1)	415	414
DISH Network Corp. 144A 11.750%, 11/15/27(1)	2,895	2,983
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	2,120	2,120
144A 7.250%, 8/15/33(1)	1,190	1,199
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	5,945	5,878
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	6,140	5,726
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	8,914	8,910
144A 6.500%, 9/15/33(1)	1,435	1,446
144A 7.250%, 4/15/34(1)	775	777
Outfront Media Capital LLC 144A 7.375%, 2/15/31(1)	3,645	3,801
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	3,340	3,395
Univision Communications, Inc.
144A 8.000%, 8/15/28(1)	4,025	4,085
144A 7.375%, 6/30/30(1)	1,700	1,666
		59,132

Consumer Discretionary—6.7%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	2,965	2,993
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)	1,820	1,751
Carnival Corp. 144A 7.000%, 8/15/29(1)	2,060	2,137
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	4,020	4,096
Ford Motor Credit Co. LLC
7.350%, 11/4/27	6,310	6,512
6.800%, 5/12/28	600	618
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	1,440	1,367
Light & Wonder International, Inc. 144A 7.250%, 11/15/29(1)	1,550	1,580
Newell Brands, Inc.
6.375%, 9/15/27	8,836	8,879
6.375%, 5/15/30	1,785	1,713
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	2,830	2,712
	Par Value	Value

Consumer Discretionary—continued
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	$3,025	$3,056
144A 8.500%, 11/1/30(1)	340	333
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	205	205
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	2,665	2,692
Wayfair LLC 144A 7.250%, 10/31/29(1)	35	36
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	4,920	4,764
		45,444

Consumer Staples—2.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	3,125	3,059
144A 5.500%, 3/31/31(1)	1,730	1,710
Coty, Inc. 144A 6.625%, 7/15/30(1)	3,890	3,858
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	4,595	4,643
144A 6.375%, 3/1/33(1)	3,282	3,233
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	2,000	2,003
		18,506

Energy—13.8%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	6,535	6,788
Antero Midstream Partners LP
144A 5.750%, 1/15/28(1)	1,135	1,135
144A 6.625%, 2/1/32(1)	4,350	4,446
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	5,005	5,171
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	1,385	1,400
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	4,045	4,175
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	3,645	3,782
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,998
Energy Transfer LP 8.000%, 5/15/54	6,540	6,850
Genesis Energy LP 8.875%, 4/15/30	2,250	2,349
Hess Midstream Operations LP
144A 5.875%, 3/1/28(1)	3,500	3,522
144A 6.500%, 6/1/29(1)	2,720	2,779
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,125	2,129
144A 6.000%, 4/15/30(1)	4,500	4,380
Kodiak Gas Services LLC 144A 6.500%, 10/1/33(1)	3,355	3,391
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	$4,375	$4,503
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	3,305	3,403
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	1,700	1,756
SM Energy Co. 144A 8.750%, 7/1/31(1)	715	747
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	3,740	3,851
Sunoco LP 144A 7.000%, 9/15/28(1)	6,964	7,105
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,890	2,014
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	3,045	3,176
144A 7.875%, 10/15/32(1)	945	1,010
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,490	6,640
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,905	3,994
144A 9.875%, 2/1/32(1)	1,970	2,116
		94,610

Financials—24.1%
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	4,000	4,088
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	5,950	5,982
Ally Financial, Inc. 8.000%, 11/1/31	2,420	2,683
AmWINS Group, Inc. 144A 4.875%, 6/30/29(1)	3,600	3,449
Apollo Debt Solutions BDC
6.900%, 4/13/29	2,805	2,870
5.875%, 8/30/30	3,390	3,337
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,555	1,619
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	5,225	5,300
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	3,005	3,034
Block, Inc.
6.500%, 5/15/32	4,465	4,506
144A 5.625%, 8/15/30(1)	1,605	1,596
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	990	1,026
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	1,355	1,328
144A 5.150%, 2/14/31(1)	280	273
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(1)	20	20
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	$3,555	$3,207
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	1,740	1,762
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	4,015	4,204
F&G Annuities & Life, Inc. 6.500%, 6/4/29	4,205	4,223
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	5,415	5,365
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	5,125	5,090
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	3,155	3,076
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	5,995	6,128
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	5,430	5,228
Grifols S.A. 144A 4.750%, 10/15/28(1)	5,015	4,912
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	5,940	6,075
HUB International Ltd. 144A 7.250%, 6/15/30(1)	6,590	6,751
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	1,265	1,176
144A 9.500%, 5/30/29(1)	950	894
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	4,395	4,358
Ladder Capital Finance Holdings LLLP 144A 4.750%, 6/15/29(1)	4,200	4,071
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	3,495	3,414
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	2,415	2,454
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	7,775	7,545
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	3,986
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	4,745	4,822
OAK-Eagle Acquireco, Inc. 144A 7.250%, 7/1/33(1)	510	528
OneMain Finance Corp.
7.875%, 3/15/30	6,375	6,579
6.125%, 5/15/30	630	616
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	2,690	2,693
Organon & Co.
144A 4.125%, 4/30/28(1)	3,650	3,542
	Par Value	Value

Financials—continued
144A 5.125%, 4/30/31(1)	$825	$672
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	6,170	6,191
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	3,295	3,316
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	1,685	1,681
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	3,375	3,406
Standard Building Solutions, Inc. 144A 6.500%, 8/15/32(1)	3,605	3,607
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	375	371
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	2,030	2,069
		165,123

Health Care—7.5%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	4,760	4,724
AdaptHealth LLC 144A 6.125%, 8/1/28(1)	4,685	4,675
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	165	170
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	690	674
CVS Health Corp. 7.000%, 3/10/55	4,180	4,308
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,319	4,153
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	3,285	3,208
GENMAB A/S 144A 6.250%, 12/15/32(1)	260	266
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	4,015	4,077
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,539
144A 11.000%, 10/15/30(1)	2,900	3,119
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	846
144A 5.250%, 10/1/29(1)	7,835	7,766
Pediatrix Medical Group, Inc. 144A 5.375%, 2/15/30(1)	3,140	3,091
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	2,940	3,049
Tenet Healthcare Corp. 144A 5.500%, 11/15/32(1)	3,515	3,482
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	$2,250	$2,300
		51,447

Industrials—8.1%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	3,530	3,438
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,904
Cimpress plc 144A 7.375%, 9/15/32(1)	4,435	4,396
Clarios Global LP 144A 6.750%, 2/15/30(1)	150	153
Esab Corp. 144A 5.625%, 4/1/31(1)	430	433
FTAI Aviation Investors LLC
144A 5.500%, 5/1/28(1)	1,350	1,350
144A 7.000%, 5/1/31(1)	3,225	3,306
Global Infrastructure Solutions, Inc. 144A 5.625%, 6/1/29(1)	4,850	4,759
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,710	1,776
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,990	4,091
144A 5.750%, 3/15/31(1)	145	143
Icahn Enterprises LP
5.250%, 5/15/27	695	681
144A 10.000%, 11/15/29(1)	2,750	2,709
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	5,085	5,099
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,965	1,932
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	3,130	3,168
144A 6.875%, 12/15/30(1)	5,570	5,707
United Airlines Holdings, Inc.
4.875%, 3/1/29	775	758
5.375%, 3/1/31	220	216
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	2,070	2,138
WESCO Distribution, Inc.
144A 6.375%, 3/15/29(1)	3,205	3,262
144A 5.250%, 4/15/31(1)	925	920
		55,339

Information Technology—3.7%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	4,385	4,230
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	5,900	5,845
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	3,375	3,257
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Oracle Corp. 4.950%, 2/4/31	$1,740	$1,702
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	3,515	3,510
UKG, Inc. 144A 6.875%, 2/1/31(1)	4,020	3,929
WULF Compute LLC 144A 7.750%, 10/15/30(1)	2,450	2,589
		25,062

Materials—4.9%
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	4,460	4,431
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	1,670	1,631
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	3,398	3,439
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	10,186
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	3,655	3,655
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	2,080	2,051
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	1,875	1,955
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	1,497	1,566
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	4,317	4,472
		33,386

Real Estate—0.8%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	3,515	3,415
Millrose Properties, Inc. 144A 6.375%, 8/1/30(1)	2,095	2,094
		5,509

Utilities—5.5%
AES Corp. (The) 7.600%, 1/15/55	1,685	1,671
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,791
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	1,650	1,674
American Electric Power Co., Inc. 7.050%, 12/15/54	6,455	6,663
CenterPoint Energy, Inc. Series A 7.000%, 2/15/55	2,315	2,383
Ferrellgas LP 144A 5.875%, 4/1/29(1)	3,790	3,623
	Par Value	Value

Utilities—continued
Lightning Power LLC 144A 7.250%, 8/15/32(1)	$4,030	$4,189
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,380
Sempra 6.375%, 4/1/56	3,410	3,425
Spire, Inc. 6.250%, 6/1/56	2,390	2,363
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	4,020	4,161
XPLR Infrastructure Operating Partners LP
144A 7.250%, 1/15/29(1)	1,045	1,076
144A 8.375%, 1/15/31(1)	1,025	1,079
		37,478

Total Corporate Bonds and Notes (Identified Cost $590,629)		591,036

Leveraged Loans—8.2%
Aerospace—0.3%
AAdvantage Loyality IP Ltd. (3 month Term SOFR + 2.250%) 5.918%, 4/20/28(2)	2,115	2,092
Chemicals—0.6%
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(2)	4,387	4,293
Financials—0.3%
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 6.168%, 9/19/31(2)	1,752	1,737
Food / Tobacco—0.5%
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.700%, 9/27/30(2)	3,729	3,683
Gaming / Leisure—1.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.918%, 2/6/30(2)	1,072	1,040
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(2)	2,240	2,269
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.675%, 10/21/32(2)	1,292	1,290
	Par Value	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.532%, 3/13/28(2)	$3,512	$3,300
		7,899

Health Care—1.4%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(2)	3,550	3,443
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.800%, 10/1/27(2)	4,544	4,404
LifePoint Health, Inc. Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(2)	1,644	1,641
		9,488

Information Technology—0.4%
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.668%, 5/9/31(2)	811	808
Vantor Holdings, Inc. (6 month Term SOFR + 4.500%) 8.118%, 3/3/33(2)	2,325	2,275
		3,083

Manufacturing—0.3%
Innio Group Holding GmbH 2026, Tranche B 0.000%, 11/3/31(2)(3)	2,431	2,406
Media / Telecom - Broadcasting—0.6%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.300%, 6/18/29(2)	4,283	4,001
Media / Telecom - Cable/Wireless Video—0.6%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.918%, 9/18/30(2)	4,465	4,224
Media / Telecom - Diversified Media—0.7%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(2)	2,494	2,419
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 5.864%) 9.540%, 6/30/28(2)	$2,400	$2,411
		4,830

Media / Telecom - Telecommunications—0.4%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.918%, 11/22/28(2)	2,925	2,917
Metals / Minerals—0.3%
Cloud Peak Energy Resources 12.000%, 5/3/27(4)	2,074	1,779
Service—0.6%
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.200%, 11/24/28(2)	4,302	3,925
Total Leveraged Loans (Identified Cost $57,822)		56,357

	Shares
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(4)(5)(6)	40,020	—
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—94.6% (Identified Cost $648,451)		647,393

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%)(7)	7,203,995	7,204
Total Short-Term Investment (Identified Cost $7,204)		7,204

TOTAL INVESTMENTS—95.6% (Identified Cost $655,655)		$654,597
Other assets and liabilities, net—4.4%		29,879
NET ASSETS—100.0%		$684,476
Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $502,779 or 73.5% of net assets.

(2)
Variable rate security. Rate disclosed is as of
March 31, 2026. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(3)	This loan will settle after March 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
Canada	3
Cayman Islands	2
Ireland	2
Luxembourg	2
Netherlands	1
Australia	1
Other	2
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$591,036	$—	$591,036	$—
Leveraged Loans	56,357	—	54,578	1,779
Equity Securities:
Common Stock	—	—	—	— (1)
Money Market Mutual Fund	7,204	7,204	—	—
Total Investments	$654,597	$7,204	$645,614	$1,779

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Preferred Stocks—1.9%
Brazil—1.4%
Banco Bradesco S.A., 7.790%	22,800	$84
Itau Unibanco Holding S.A., 7.840%	6,410	54
Localiza Rent a Car S.A., 1.160%	349	3
Petroleo Brasileiro S.A. - Petrobras, 5.970%	6,800	64
		205

South Korea—0.5%
Samsung Electronics Co., Ltd., 1.280%	853	69
Total Preferred Stocks (Identified Cost $184)		274

Common Stocks—96.4%
Brazil—2.9%
Banco BTG Pactual S.A.	5,700	62
Petroleo Brasileiro S.A. - Petrobras	7,200	75
PRIO S.A.(1)	11,620	149
Rede D’Or Sao Luiz S.A.	9,100	68
Vale S.A.	5,000	80
		434

Cayman Islands—3.9%
Chow Tai Fook Jewellery Group Ltd.	65,400	92
Geely Automobile Holdings Ltd.	32,000	87
Innovent Biologics, Inc.(1)	10,000	110
Inter & Co., Inc. Class A	7,919	63
JD Logistics, Inc.(1)	33,900	60
NU Holdings Ltd. Class A(1)	5,328	77
XP, Inc. Class A	4,434	84
		573

China—30.9%
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,993	90
Alibaba Group Holding Ltd.	63,623	997
Aluminum Corp. of China Ltd. Class H	70,000	102
Anker Innovations Technology Co., Ltd. Class A	5,600	89
Contemporary Amperex Technology Co., Ltd. Class H	1,700	136
East Money Information Co., Ltd. Class A	19,400	54
Ecovacs Robotics Co., Ltd. Class A	9,100	81
Founder Securities Co., Ltd. Class A	57,500	57
Guangzhou Tinci Materials Technology Co., Ltd. Class A	20,900	140
	Shares	Value

China—continued
Hangzhou Shunwang Technology Co., Ltd. Class A	17,300	$67
Hangzhou Silan Microelectronics Co., Ltd. Class A	25,300	95
Han’s Laser Technology Industry Group Co., Ltd. Class A	19,200	174
Huaqin Technology Co., Ltd. Class A	7,700	92
IEIT Systems Co., Ltd. Class A	11,600	97
Iflytek Co., Ltd. Class A	11,400	77
Industrial Securities Co., Ltd. Class A	91,700	79
JD.com, Inc. Class A	37,727	556
Laopu Gold Co., Ltd. Class H	1,600	130
Luxshare Precision Industry Co., Ltd. Class A	9,030	66
Montage Technology Co., Ltd. Class A	4,191	78
Nongfu Spring Co., Ltd. Class H	26,000	157
OmniVision Integrated Circuits Group, Inc. Class A	5,900	82
Qinghai Salt Lake Industry Co., Ltd. Class A(1)	23,600	129
SG Micro Corp. Class A	6,600	66
Sino-Platinum Metals Co., Ltd. Class A	40,100	115
Sunny Optical Technology Group Co., Ltd.	11,400	79
Tencent Holdings Ltd.	7,180	453
Zhejiang Hailiang Co., Ltd. Class A	53,400	108
Zijin Mining Group Co., Ltd. Class A	19,000	92
		4,538

India—7.3%
Aditya Birla Capital Ltd.(1)	18,308	57
AU Small Finance Bank Ltd.	7,416	67
Bharat Heavy Electricals Ltd.	16,590	43
Bharti Airtel Ltd.	13,276	252
Eternal Ltd.(1)	69,602	171
GE Vernova T&D India Ltd.	2,972	115
Navin Fluorine International Ltd.	1,439	94
Polycab India Ltd.	1,391	102
Suzlon Energy Ltd.(1)	155,007	66
WAAREE Energies Ltd.	3,078	102
		1,069

Indonesia—1.3%
Amman Mineral Internasional PT(1)	230,300	67
Aneka Tambang Tbk	593,100	124
		191

Japan—4.9%
Astellas Pharma, Inc.	6,600	108
	Shares	Value

Japan—continued
Daiichi Sankyo Co., Ltd.	33,900	$606
		714

Jersey—0.5%
Caledonia Mining Corp. plc	3,216	73
Morocco—0.3%
Banque Centrale Populaire	1,851	48
Netherlands—2.6%
ASML Holding N.V.	217	289
JBS N.V. Class A(1)	5,041	90
		379

Poland—0.8%
PGE Polska Grupa Energetyczna S.A.(1)	39,307	112
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	— (4)
Saudi Arabia—2.5%
Al Rajhi Bank	6,895	197
Banque Saudi Fransi	14,703	78
Saudi Arabian Mining Co.(1)	4,978	86
		361

South Africa—4.3%
Capitec Bank Holdings Ltd.	199	49
Gold Fields Ltd.	2,378	109
Impala Platinum Holdings Ltd.	8,710	124
Naspers Ltd. Class N	2,616	135
Sibanye Stillwater Ltd.	28,207	87
Valterra Platinum Ltd.	1,538	129
		633

South Korea—10.7%
Ecopro Co., Ltd.(1)	1,604	155
LG Display Co. Ltd.(1)	13,309	98
Samsung Electronics Co., Ltd.	6,850	801
SK Biopharmaceuticals Co., Ltd.(1)	1,002	63
SK hynix, Inc.	794	450
		1,567

Taiwan—17.5%
Accton Technology Corp.	4,000	197
Asia Vital Components Co., Ltd.	2,000	132
AURAS Technology Co., Ltd.	3,000	86
E.Sun Financial Holding Co., Ltd.	97,000	97
Nan Ya Plastics Corp.	46,000	110
Taiwan Semiconductor Manufacturing Co., Ltd.	27,121	1,569
United Integrated Services Co., Ltd.	3,000	80
Wistron Corp.	21,000	84
Wiwynn Corp.	2,000	215
		2,570

See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Turkey—0.9%
Turkiye Petrol Rafinerileri AS	22,612	$131
United Arab Emirates—2.8%
Abu Dhabi Commercial Bank PJSC	24,969	85
Abu Dhabi Islamic Bank PJSC	16,080	93
Adnoc Gas plc	74,685	66
Aldar Properties PJSC	21,704	47
Emirates NBD Bank PJSC	7,575	57
First Abu Dhabi Bank PJSC	13,734	65
		413

United Kingdom—0.7%
Anglogold Ashanti plc	1,066	106
United States—0.7%
Cathay General Bancorp	1,967	98
	Shares	Value

	Uruguay—0.9%
MercadoLibre, Inc.(1)	77	$133
	Total Common Stocks (Identified Cost $11,577)	14,143

	Total Long-Term Investments—98.3% (Identified Cost $11,761)	14,417

	TOTAL INVESTMENTS—98.3% (Identified Cost $11,761)	$14,417
	Other assets and liabilities, net—1.7%	251
	NET ASSETS—100.0%	$14,668

Abbreviations:
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
Country Weightings†
China	31%
Taiwan	18
South Korea	11
India	7
Japan	5
Brazil	4
South Africa	4
Other	20
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$274	$205	$69	$—
Common Stocks	14,143	1,052	13,091	— (1)
Total Investments	$14,417	$1,257	$13,160	$—

(1)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
The Fund’s investment that was categorized as Level 3 was valued utilizing an internal fair value model. Such valuations are based on unobservable inputs. A significant change in inputs could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Assets
Investment in securities at value(1)	$1,405,842	$504,979	$35,550
Investment in affiliates at value(2)	—	—	103,785
Foreign currency at value(3)	—	—	52
Cash	47,945	691	5,680
Cash pledged as collateral for futures contracts and options	—	—	1,239
Due from broker	—	—	256
Receivables
Investment securities sold	2,558	4,213	2,325
Fund shares sold	1,404	95	38
Dividends and interest	2,838	1,263	373
Receivable from adviser	—	—	12
Tax reclaims	—	1,441	58
Prepaid Trustees’ retainer	22	8	2
Prepaid expenses	54	25	39
Other assets	199	108	60
Total assets	1,460,862	512,823	149,469
Liabilities
Due to custodian	—	26	—
Written options at value(4)	—	—	45
Variation margin payable on futures contracts	—	—	127
Payables
Fund shares repurchased	2,720	222	8
Investment securities purchased	1,448	—	2,490
Investment advisory fees	557	298	—
European Union tax reclaim contingent fees payable(5)	—	83	—
Distribution and service fees	92	60	8
Administration and accounting fees	187	83	40
Transfer agent and sub-transfer agent fees and expenses	217	86	10
Professional fees	39	23	10
Trustee deferred compensation plan	199	108	60
Interest expense and/or commitment fees	7	5	1
Other accrued expenses	44	27	24
Total liabilities	5,510	1,021	2,823
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$1,455,352	$511,802	$146,646
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,233,114	$309,888	$132,429
Accumulated earnings (loss)	222,238	201,914	14,217
Net Assets	$1,455,352	$511,802	$146,646
Net Assets:
Class A	$177,403	$191,006	$37,188
Class C	$61,080	$21,409	$—
Institutional Class	$1,199,375	$299,387	$10,046
Class R6	$17,494	$—	$99,412
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,364,330	10,174,994	3,302,673
Class C	1,472,877	1,238,556	—
Institutional Class	30,352,082	16,411,663	902,483
Class R6	444,309	—	9,241,888
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$40.65	$18.77	$11.26
Class C	$41.47	$17.29	$—
Institutional Class	$39.52	$18.24	$11.13
Class R6	$39.37	$—	$10.76
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$43.02	$19.86	$11.92
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$1,245,104	$321,744	$31,430
(2) Investment in affiliates at cost	$—	$—	$104,100
(3) Foreign currency at cost	$—	$— (a)	$33
(4) Written options premiums received	$—	$—	$38

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
(5)	See Note 2C in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Assets
Investment in securities at value(1)	$57,757	$654,597	$14,417
Foreign currency at value(2)	3	—	52
Cash	1,302	22,951	474
Receivables
Investment securities sold	—	2,061	—
Fund shares sold	— (a)	739	12
Dividends and interest	251	11,248	35
Receivable from adviser	—	—	5
Tax reclaims	217	—	1
Tax receivable	50	—	33
Prepaid Trustees’ retainer	1	10	— (a)
Prepaid expenses	17	60	54
Other assets	3	206	14
Total assets	59,601	691,872	15,097
Liabilities
Payables
Fund shares repurchased	— (a)	1,597	87
Investment securities purchased	—	4,692	261
Foreign capital gains tax	6	—	—
Dividend distributions	—	404	—
Investment advisory fees	30	184	—
Distribution and service fees	1	41	1
Administration and accounting fees	30	109	25
Transfer agent and sub-transfer agent fees and expenses	5	115	3
Professional fees	24	23	24
Trustee deferred compensation plan	3	206	14
Interest expense and/or commitment fees	— (a)	3	— (a)
Other accrued expenses	26	22	14
Total liabilities	125	7,396	429
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$59,476	$684,476	$14,668
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$40,935	$905,935	$31,134
Accumulated earnings (loss)	18,541	(221,459)	(16,466)
Net Assets	$59,476	$684,476	$14,668
Net Assets:
Class A	$4,491	$114,843	$5,026
Class C	$—	$38,061	$—
Institutional Class	$22,622	$511,002	$9,642
Class R6	$32,363	$20,570	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	115,350	8,492,891	246,417
Class C	—	2,802,291	—
Institutional Class	551,517	38,203,223	474,036
Class R6	802,545	1,537,007	—
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$38.93	$13.52	$20.39
Class C	$—	$13.58	$—
Institutional Class	$41.02	$13.38	$20.34
Class R6	$40.32	$13.38	$—
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$41.20	$13.83	$21.58
Maximum Sales Charge - Class A	5.50%	2.25%	5.50%
(1) Investment in securities at cost	$42,540	$655,655	$11,761
(2) Foreign currency at cost	$3	$—	$53

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund
Investment Income
Dividends	$6,567	$4,348	$1,002
Dividends from affiliates	—	—	1,569
Interest	7,845	—	649
Foreign taxes withheld	—	(158)	(67)
Total investment income	14,412	4,190	3,153
Expenses
Investment advisory fees	4,204	2,613	74
Distribution and service fees, Class A	226	255	45
Distribution and service fees, Class C	322	124	5
Administration and accounting fees	738	283	85
Transfer agent fees and expenses	316	119	35
Sub-transfer agent fees and expenses, Class A	76	91	13
Sub-transfer agent fees and expenses, Class C	28	13	— (a)
Sub-transfer agent fees and expenses, Institutional Class	528	137	3
Excise tax	— (a)	— (a)	— (a)
Custodian fees	2	2	3
Printing fees and expenses	48	23	8
Professional fees	40	19	25
Interest expense and/or commitment fees	4	7	— (a)
Registration fees	44	26	22
Trustees’ fees and expenses	48	21	5
Miscellaneous expenses	37	22	30
Total expenses	6,661	3,755	353
Less net expenses reimbursed and/or waived by investment adviser(1)	(872)	(765)	(128)
Net expenses	5,789	2,990	225
Net investment income (loss)	8,623	1,200	2,928
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	129,990	26,737	9,631
Investments in affiliates	—	—	170
Foreign currency transactions	—	26	(26)
Foreign capital gains tax	—	—	(55)
Written options	—	—	(3)
Futures	—	—	875
Capital gains received from investments in affiliates	—	—	1,190
Net change in unrealized appreciation (depreciation) on:
Investments	(63,096)	(43,099)	(4,934)
Investments in affiliates	—	—	(3,298)
Foreign currency transactions	—	(29)	(30)
Written options	—	—	(15)
Futures	—	—	(703)
Net realized and unrealized gain (loss) on investments	66,894	(16,365)	2,802
Net increase (decrease) in net assets resulting from operations	$75,517	$(15,165)	$5,730

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	International Small-Cap Fund	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund
Investment Income
Dividends	$776	$359	$110
Interest	—	23,299	—
European Union tax reclaims(1)	10	—	—
Foreign taxes withheld	(81)	—	(10)
Total investment income	705	23,658	100
Expenses
Investment advisory fees	286	1,667	68
Distribution and service fees, Class A	5	149	6
Distribution and service fees, Class C	— (a)	102	1
Administration and accounting fees	40	358	20
Transfer agent fees and expenses	12	152	4
Sub-transfer agent fees and expenses, Class A	2	42	3
Sub-transfer agent fees and expenses, Class C	— (a)	19	— (a)
Sub-transfer agent fees and expenses, Institutional Class	11	237	6
Excise tax	— (a)	—	—
European Union tax reclaim fees	2	—	—
Custodian fees	4	2	5
Printing fees and expenses	5	25	3
Professional fees	19	21	19
Interest expense and/or commitment fees	— (a)	2	— (a)
Registration fees	19	48	16
Trustees’ fees and expenses	2	24	1
Miscellaneous expenses	12	29	9
Total expenses	419	2,877	161
Less net expenses reimbursed and/or waived by investment adviser(2)	(122)	(538)	(83)
Net expenses	297	2,339	78
Net investment income (loss)	408	21,319	22
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,030	(2,989)	1,287
Foreign currency transactions	(8)	—	(15)
Foreign capital gains tax	—	—	(29)
Net change in unrealized appreciation (depreciation) on:
Investments	2,008	(10,882)	(1,112)
Foreign currency transactions	(11)	—	(4)
Foreign capital gains tax	(6)	—	35
Net realized and unrealized gain (loss) on investments	6,013	(13,871)	162
Net increase (decrease) in net assets resulting from operations	$6,421	$7,448	$184

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Convertible Fund		Duff & Phelps Water Fund		Global Allocation Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$8,623	$23,070	$1,200	$5,185	$2,928	$3,537
Net realized gain (loss)	129,990	179,953	26,763	53,959	11,782	5,801
Net change in unrealized appreciation (depreciation)	(63,096)	83,573	(43,128)	(38,478)	(8,980)	4,599
Increase (decrease) in net assets resulting from operations	75,517	286,596	(15,165)	20,666	5,730	13,937
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(16,441)	(3,234)	(21,696)	(15,088)	(2,765)	(989)
Class C	(5,436)	(755)	(2,662)	(2,277)	(100)	(31)
Institutional Class	(113,587)	(25,492)	(36,442)	(27,870)	(546)	(188)
Class R6	(1,417)	(161)	—	—	(8,848)	(3,289)
Total dividends and distributions to shareholders	(136,881)	(29,642)	(60,800)	(45,235)	(12,259)	(4,497)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	9,856	(18,302)	7,571	(15,076)	4,096	(2,796)
Class C	(1,385)	(14,572)	(2,224)	(6,992)	(1,542)	(89)
Institutional Class	47,808	(93,367)	10,027	(45,131)	4,219	(294)
Class R6	5,295	10,746	—	—	(2,809)	(4,799)
Increase (decrease) in net assets from capital transactions	61,574	(115,495)	15,374	(67,199)	3,964	(7,978)
Net increase (decrease) in net assets	210	141,459	(60,591)	(91,768)	(2,565)	1,462
Net Assets
Beginning of period	1,455,142	1,313,683	572,393	664,161	149,211	147,749
End of Period	$1,455,352	$1,455,142	$511,802	$572,393	$146,646	$149,211
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	International Small-Cap Fund		Newfleet Short Duration High Income Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$408	$1,383	$21,319	$43,234	$22	$137
Net realized gain (loss)	4,022	1,087	(2,989)	(12,919)	1,243	1,741
Net change in unrealized appreciation (depreciation)	1,991	6,707	(10,882)	9,045	(1,081)	1,099
Increase (decrease) in net assets resulting from operations	6,421	9,177	7,448	39,360	184	2,977
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(185)	(94)	(3,658)	(8,143)	(147)	(44)
Class C	(2)	(2)	(1,209)	(2,805)	(3)	(3)
Institutional Class	(958)	(603)	(16,535)	(31,710)	(320)	(128)
Class R6	(1,360)	(811)	(620)	(1,042)	—	—
Total dividends and distributions to shareholders	(2,505)	(1,510)	(22,022)	(43,700)	(470)	(175)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	548	(41)	(7,564)	7,828	293	(925)
Class C	(64)	(25)	(4,409)	(2,051)	(279)	(87)
Institutional Class	(1,485)	28	5,580	106,601	(1,442)	(5,500)
Class R6	2,264	(2,368)	3,442	3,376	—	—
Increase (decrease) in net assets from capital transactions	1,263	(2,406)	(2,951)	115,754	(1,428)	(6,512)
Net increase (decrease) in net assets	5,179	5,261	(17,525)	111,414	(1,714)	(3,710)
Net Assets
Beginning of period	54,297	49,036	702,001	590,587	16,382	20,092
End of Period	$59,476	$54,297	$684,476	$702,001	$14,668	$16,382
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Convertible Fund
Class A
10/1/25 to 3/31/26(8)	$42.52	0.21	—	1.89	2.10	(0.28)	(3.69)	(3.97)	—	(1.87)	$40.65	5.32%	$177,403	0.96%	1.08%	0.99%	67%
10/1/24 to 9/30/25	34.99	0.58	—	7.69	8.27	(0.74)	—	(0.74)	—	7.53	42.52	23.97	174,871	0.96	1.09	1.57	159
10/1/23 to 9/30/24	31.00	0.57	—	4.22	4.79	(0.80)	—	(0.80)	—	3.99	34.99	15.64	161,418	0.96	1.09	1.75	152
10/1/22 to 9/30/23	30.27	0.54	—	0.73	1.27	(0.54)	—	(0.54)	—	0.73	31.00	4.19	196,478	0.96	1.10	1.71	136
10/1/21 to 9/30/22	45.74	0.16	—	(7.94)	(7.78)	(0.19)	(7.50)	(7.69)	—	(15.47)	30.27	(20.06)	236,603	0.96	1.10	0.45	121
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95 (9)	1.02	0.25	130
Class C
10/1/25 to 3/31/26(8)	$43.29	0.05	—	1.92	1.97	(0.10)	(3.69)	(3.79)	—	(1.82)	$41.47	4.91%	$61,080	1.73%	1.83%	0.22%	67%
10/1/24 to 9/30/25	35.60	0.31	—	7.81	8.12	(0.43)	—	(0.43)	—	7.69	43.29	23.02	64,772	1.73	1.83	0.81	159
10/1/23 to 9/30/24	31.44	0.41	—	4.29	4.70	(0.54)	—	(0.54)	—	4.16	35.60	15.06	67,066	1.73	1.84	1.23	152
10/1/22 to 9/30/23	30.69	0.30	—	0.73	1.03	(0.28)	—	(0.28)	—	0.75	31.44	3.37	78,057	1.73	1.83	0.95	136
10/1/21 to 9/30/22	46.36	(0.12)	—	(8.05)	(8.17)	— (10)	(7.50)	(7.50)	—	(15.67)	30.69	(20.67)	87,842	1.73	1.82	(0.32)	121
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (10)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72 (9)	1.77	(0.52)	130
Institutional Class
10/1/25 to 3/31/26(8)	$41.44	0.26	—	1.85	2.11	(0.34)	(3.69)	(4.03)	—	(1.92)	$39.52	5.43%	$1,199,375	0.71%	0.83%	1.24%	67%
10/1/24 to 9/30/25	34.13	0.66	—	7.49	8.15	(0.84)	—	(0.84)	—	7.31	41.44	24.27	1,202,566	0.71	0.83	1.82	159
10/1/23 to 9/30/24	30.20	0.71	—	4.12	4.83	(0.90)	—	(0.90)	—	3.93	34.13	16.22	1,084,616	0.71	0.85	2.23	152
10/1/22 to 9/30/23	29.52	0.60	—	0.71	1.31	(0.63)	—	(0.63)	—	0.68	30.20	4.43	844,174	0.71	0.86	1.96	136
10/1/21 to 9/30/22	44.81	0.24	—	(7.74)	(7.50)	(0.29)	(7.50)	(7.79)	—	(15.29)	29.52	(19.84)	930,359	0.71	0.83	0.68	121
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
Class R6
10/1/25 to 3/31/26(8)	$41.32	0.27	—	1.84	2.11	(0.37)	(3.69)	(4.06)	—	(1.95)	$39.37	5.49%	$17,494	0.62%	0.75%	1.32%	67%
10/1/24 to 9/30/25	34.07	0.66	—	7.51	8.17	(0.92)	—	(0.92)	—	7.25	41.32	24.39	12,933	0.62	0.75	1.81	159
10/1/23 to 9/30/24	30.15	0.74	—	4.12	4.86	(0.94)	—	(0.94)	—	3.92	34.07	16.32	583	0.62	0.76	2.32	152
10/1/22 to 9/30/23	29.49	0.65	—	0.69	1.34	(0.68)	—	(0.68)	—	0.66	30.15	4.55	226	0.62	0.75	2.12	136
1/31/22(11) to 9/30/22	34.43	0.24	—	(4.94)	(4.70)	(0.24)	—	(0.24)	—	(4.94)	29.49	(13.67)	86	0.62	0.83	1.11	121 (12)

Duff & Phelps Water Fund
Class A
10/1/25 to 3/31/26(8)	$21.63	0.03	—	(0.62)	(0.59)	(0.18)	(2.09)	(2.27)	—	(2.86)	$18.77	(2.90) %	$191,006	1.22%	1.48%	0.30%	12%
10/1/24 to 9/30/25	22.29	0.16	—	0.65	0.81	(0.06)	(1.41)	(1.47)	—	(0.66)	21.63	4.55	210,898	1.24 (13)	1.51	0.76	29
10/1/23 to 9/30/24	17.57	0.10	—	5.25	5.35	(0.12)	(0.51)	(0.63)	—	4.72	22.29	31.12	233,226	1.22	1.48	0.48	22
10/1/22 to 9/30/23	15.87	0.09	—	1.68	1.77	(0.07)	—	(0.07)	—	1.70	17.57	11.17	201,139	1.22	1.48	0.48	19
10/1/21 to 9/30/22	22.45	0.05	—	(4.87)	(4.82)	(0.25)	(1.51)	(1.76)	— (10)	(6.58)	15.87	(23.71) (14)	207,428	1.22	1.48	0.27	27
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Water Fund (Continued)
Class C
10/1/25 to 3/31/26(8)	$20.01	(0.04)	—	(0.58)	(0.62)	(0.01)	(2.09)	(2.10)	—	(2.72)	$17.29	(3.22) %	$21,409	1.97%	2.24%	(0.45) %	12%
10/1/24 to 9/30/25	20.81	— (10)	—	0.61	0.61	—	(1.41)	(1.41)	—	(0.80)	20.01	3.81	26,986	1.99 (13)	2.26	(0.01)	29
10/1/23 to 9/30/24	16.45	(0.05)	—	4.92	4.87	—	(0.51)	(0.51)	—	4.36	20.81	30.14	35,697	1.97	2.24	(0.27)	22
10/1/22 to 9/30/23	14.90	(0.05)	—	1.60	1.55	—	—	—	—	1.55	16.45	10.40	36,154	1.97	2.23	(0.28)	19
10/1/21 to 9/30/22	21.18	(0.09)	—	(4.60)	(4.69)	(0.08)	(1.51)	(1.59)	— (10)	(6.28)	14.90	(24.32) (14)	41,415	1.97	2.22	(0.50)	27
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (10)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
Institutional Class
10/1/25 to 3/31/26(8)	$21.13	0.06	—	(0.62)	(0.56)	(0.24)	(2.09)	(2.33)	—	(2.89)	$18.24	(2.79) %	$299,387	0.93%	1.22%	0.59%	12%
10/1/24 to 9/30/25	21.84	0.21	—	0.65	0.86	(0.16)	(1.41)	(1.57)	—	(0.71)	21.13	4.93	334,509	0.95 (13)	1.26	1.05	29
10/1/23 to 9/30/24	17.24	0.15	—	5.14	5.29	(0.18)	(0.51)	(0.69)	—	4.60	21.84	31.40	395,238	0.93	1.23	0.77	22
10/1/22 to 9/30/23	15.57	0.14	—	1.66	1.80	(0.13)	—	(0.13)	—	1.67	17.24	11.55	220,985	0.93	1.24	0.76	19
10/1/21 to 9/30/22	22.06	0.11	—	(4.77)	(4.66)	(0.32)	(1.51)	(1.83)	— (10)	(6.49)	15.57	(23.48) (14)	235,079	0.93	1.23	0.59	27
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32

Global Allocation Fund
Class A
10/1/25 to 3/31/26(8)	$11.74	0.22	0.09	0.13	0.44	(0.39)	(0.53)	(0.92)	—	(0.48)	$11.26	3.86%	$37,188	0.52%	0.72%	3.76%	49%
10/1/24 to 9/30/25	10.99	0.25	0.18	0.64	1.07	(0.19)	(0.13)	(0.32)	—	0.75	11.74	10.09	34,563	0.52	1.26	2.29	115 (15)
10/1/23 to 9/30/24	9.40	0.19	0.40	1.26	1.85	(0.26)	—	(0.26)	—	1.59	10.99	20.00	35,181	0.52	1.31	1.87	69
10/1/22 to 9/30/23	9.03	0.22	0.40	0.23	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.40	9.49	34,586	0.52	1.30	2.33	55
10/1/21 to 9/30/22	11.99	0.10	0.74	(2.75)	(1.91)	(0.22)	(0.83)	(1.05)	—	(2.96)	9.03	(17.65)	36,036	0.52	1.26	0.91	88
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (10)	0.88	11.99	15.16 (14)	49,743	0.56 (16)	1.22	1.19	168
Institutional Class
10/1/25 to 3/31/26(8)	$11.65	0.24	0.08	0.12	0.44	(0.43)	(0.53)	(0.96)	—	(0.52)	$11.13	3.91%	$10,046	0.29%	0.48%	4.16%	49%
10/1/24 to 9/30/25	10.91	0.27	0.19	0.62	1.08	(0.21)	(0.13)	(0.34)	—	0.74	11.65	10.31	6,261	0.29	1.01	2.51	115 (15)
10/1/23 to 9/30/24	9.32	0.21	0.40	1.26	1.87	(0.28)	—	(0.28)	—	1.59	10.91	20.47	6,202	0.29	1.06	2.08	69
10/1/22 to 9/30/23	8.95	0.25	0.39	0.21	0.85	(0.01)	(0.47)	(0.48)	—	0.37	9.32	9.64	5,327	0.29	1.05	2.64	55
10/1/21 to 9/30/22	11.89	0.36	0.72	(2.95)	(1.87)	(0.24)	(0.83)	(1.07)	—	(2.94)	8.95	(17.42)	6,085	0.29	1.01	3.29	88
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (10)	0.84	11.89	15.46 (14)	10,820	0.31 (16)	0.86	1.43	168
Class R6
10/1/25 to 3/31/26(8)	$11.29	0.22	0.09	0.13	0.44	(0.44)	(0.53)	(0.97)	—	(0.53)	$10.76	4.03%	$99,412	0.22%	0.38%	4.02%	49%
10/1/24 to 9/30/25	10.58	0.27	0.17	0.61	1.05	(0.21)	(0.13)	(0.34)	—	0.71	11.29	10.36	106,843	0.22	0.92	2.59	115 (15)
10/1/23 to 9/30/24	9.05	0.28	0.39	1.15	1.82	(0.29)	—	(0.29)	—	1.53	10.58	20.49	104,821	0.22	0.97	2.95	69
10/1/22 to 9/30/23	8.70	0.24	0.38	0.21	0.83	(0.01)	(0.47)	(0.48)	—	0.35	9.05	9.71	157,400	0.22	0.96	2.55	55
10/1/21 to 9/30/22	11.59	0.12	0.71	(2.64)	(1.81)	(0.25)	(0.83)	(1.08)	—	(2.89)	8.70	(17.37)	175,564	0.22	0.93	1.19	88
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (10)	0.80	11.59	15.46 (14)	216,700	0.26 (16)	0.91	1.50	168
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

International Small-Cap Fund
Class A
10/1/25 to 3/31/26(8)	$36.50	0.24	—	3.94	4.18	(1.16)	(0.59)	(1.75)	—	2.43	$38.93	11.87%	$4,491	1.26% (17)	1.77%	1.25%	27%
10/1/24 to 9/30/25	31.35	0.84	—	5.25	6.09	(0.94)	—	(0.94)	—	5.15	36.50	20.29	3,677	1.26	1.84	2.71	75
10/1/23 to 9/30/24	27.87	0.88	—	4.22	5.10	(1.62)	—	(1.62)	—	3.48	31.35	19.02	3,202	1.25	1.85	3.00	110
10/1/22 to 9/30/23	22.77	0.96	—	4.42	5.38	(0.28)	—	(0.28)	—	5.10	27.87	23.74	3,167	1.27 (18)	1.83	3.60	70
10/1/21 to 9/30/22	41.91	0.48	—	(12.74)	(12.26)	(0.86)	(6.06)	(6.92)	0.04	(19.14)	22.77	(34.75) (14)	2,845	1.25	1.78	1.53	131
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
Institutional Class
10/1/25 to 3/31/26(8)	$38.33	0.28	—	4.16	4.44	(1.16)	(0.59)	(1.75)	—	2.69	$41.02	11.99%	$22,622	1.05% (17)	1.50%	1.40%	27%
10/1/24 to 9/30/25	32.91	0.95	—	5.51	6.46	(1.04)	—	(1.04)	—	5.42	38.33	20.56	22,565	1.05	1.55	2.92	75
10/1/23 to 9/30/24	28.98	1.03	—	4.38	5.41	(1.48)	—	(1.48)	—	3.93	32.91	19.29	19,322	1.04	1.57	3.37	110
10/1/22 to 9/30/23	23.66	1.07	—	4.58	5.65	(0.33)	—	(0.33)	—	5.32	28.98	24.01	14,596	1.06 (18)	1.55	3.84	70
10/1/21 to 9/30/22	43.24	0.56	—	(13.22)	(12.66)	(0.90)	(6.06)	(6.96)	0.04	(19.58)	23.66	(34.62) (14)	17,202	1.04	1.47	1.73	131
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
Class R6
10/1/25 to 3/31/26(8)	$37.74	0.29	—	4.08	4.37	(1.20)	(0.59)	(1.79)	—	2.58	$40.32	11.99%	$32,363	1.01% (17)	1.40%	1.47%	27%
10/1/24 to 9/30/25	32.42	0.94	—	5.43	6.37	(1.05)	—	(1.05)	—	5.32	37.74	20.61	27,996	1.01	1.46	2.94	75
10/1/23 to 9/30/24	28.64	1.13	—	4.21	5.34	(1.56)	—	(1.56)	—	3.78	32.42	19.33	26,435	1.00	1.47	3.72	110
10/1/22 to 9/30/23	23.36	1.06	—	4.54	5.60	(0.32)	—	(0.32)	—	5.28	28.64	24.11	12,172	1.01 (18)	1.45	3.88	70
10/1/21 to 9/30/22	42.86	0.59	—	(13.08)	(12.49)	(0.99)	(6.06)	(7.05)	0.04	(19.50)	23.36	(34.60) (14)	18,866	1.00	1.37	1.86	131
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51

Newfleet Short Duration High Income Fund
Class A
10/1/25 to 3/31/26(8)	$13.81	0.41	—	(0.25)	0.16	(0.45)	—	(0.45)	—	(0.29)	$13.52	0.95%	$114,843	0.86%	1.00%	5.95%	22%
10/1/24 to 9/30/25	13.90	0.90	—	(0.09)	0.81	(0.90)	—	(0.90)	—	(0.09)	13.81	6.10	124,881	0.86	1.00	6.55	54
10/1/23 to 9/30/24	13.37	0.90	—	0.56	1.46	(0.93)	—	(0.93)	—	0.53	13.90	11.30	117,868	0.86	0.99	6.62	59
10/1/22 to 9/30/23	12.84	0.85	—	0.49	1.34	(0.81)	—	(0.81)	—	0.53	13.37	10.70	110,220	0.87	1.01	6.43	43
10/1/21 to 9/30/22	14.59	0.64	—	(1.63)	(0.99)	(0.76)	—	(0.76)	—	(1.75)	12.84	(7.05)	114,099	0.86	0.98	4.59	56
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
Class C
10/1/25 to 3/31/26(8)	$13.87	0.39	—	(0.24)	0.15	(0.44)	—	(0.44)	—	(0.29)	$13.58	0.83%	$38,061	1.11%	1.26%	5.71%	22%
10/1/24 to 9/30/25	13.96	0.87	—	(0.09)	0.78	(0.87)	—	(0.87)	—	(0.09)	13.87	5.79	43,313	1.11	1.26	6.30	54
10/1/23 to 9/30/24	13.41	0.87	—	0.57	1.44	(0.89)	—	(0.89)	—	0.55	13.96	11.11	45,658	1.11	1.26	6.37	59
10/1/22 to 9/30/23	12.88	0.82	—	0.48	1.30	(0.77)	—	(0.77)	—	0.53	13.41	10.37	49,229	1.12	1.28	6.17	43
10/1/21 to 9/30/22	14.63	0.61	—	(1.63)	(1.02)	(0.73)	—	(0.73)	—	(1.75)	12.88	(7.27)	58,284	1.11	1.24	4.34	56
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Short Duration High Income Fund (Continued)
Institutional Class
10/1/25 to 3/31/26(8)	$13.66	0.42	—	(0.23)	0.19	(0.47)	—	(0.47)	—	(0.28)	$13.38	1.13%	$511,002	0.60%	0.76%	6.21%	22%
10/1/24 to 9/30/25	13.77	0.93	—	(0.10)	0.83	(0.94)	—	(0.94)	—	(0.11)	13.66	6.31	516,260	0.60	0.76	6.81	54
10/1/23 to 9/30/24	13.24	0.93	—	0.57	1.50	(0.97)	—	(0.97)	—	0.53	13.77	11.72	412,767	0.60	0.76	6.87	59
10/1/22 to 9/30/23	12.73	0.88	—	0.47	1.35	(0.84)	—	(0.84)	—	0.51	13.24	10.93	238,135	0.61	0.78	6.69	43
10/1/21 to 9/30/22	14.47	0.67	—	(1.61)	(0.94)	(0.80)	—	(0.80)	—	(1.74)	12.73	(6.78)	231,407	0.60	0.76	4.86	56
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
Class R6
10/1/25 to 3/31/26(8)	$13.67	0.42	—	(0.24)	0.18	(0.47)	—	(0.47)	—	(0.29)	$13.38	1.09%	$20,570	0.55%	0.67%	6.26%	22%
10/1/24 to 9/30/25	13.77	0.93	—	(0.08)	0.85	(0.95)	—	(0.95)	—	(0.10)	13.67	6.44	17,547	0.55	0.68	6.85	54
10/1/23 to 9/30/24	13.25	0.94	—	0.55	1.49	(0.97)	—	(0.97)	—	0.52	13.77	11.68	14,294	0.55	0.67	6.93	59
10/1/22 to 9/30/23	12.74	0.89	—	0.47	1.36	(0.85)	—	(0.85)	—	0.51	13.25	11.00	12,953	0.56	0.69	6.75	43
10/1/21 to 9/30/22	14.48	0.68	—	(1.61)	(0.93)	(0.81)	—	(0.81)	—	(1.74)	12.74	(6.74)	10,501	0.55	0.66	4.87	56
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69

NFJ Emerging Markets Value Fund
Class A
10/1/25 to 3/31/26(8)	$20.85	0.01	—	0.15	0.16	(0.62)	—	(0.62)	—	(0.46)	$20.39	0.91%	$5,026	1.14%	2.20%	0.14%	46%
10/1/24 to 9/30/25	17.15	0.13	—	3.74	3.87	(0.17)	—	(0.17)	—	3.70	20.85	22.89	4,827	1.14	2.32	0.74	74
10/1/23 to 9/30/24	15.59	0.12	—	1.65	1.77	(0.21)	—	(0.21)	—	1.56	17.15	11.52	4,894	1.18 (19)	1.71	0.76	119
10/1/22 to 9/30/23	13.47	0.16	—	2.32	2.48	(0.36)	—	(0.36)	—	2.12	15.59	18.52	6,606	1.14	1.71	1.03	92
10/1/21 to 9/30/22	20.11	0.09	—	(6.70)	(6.61)	(0.03)	—	(0.03)	—	(6.64)	13.47	(32.92)	8,246	1.15	1.53	0.52	83
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
Institutional Class
10/1/25 to 3/31/26(8)	$20.78	0.04	—	0.15	0.19	(0.63)	—	(0.63)	—	(0.44)	$20.34	1.05%	$9,642	0.89%	1.93%	0.36%	46%
10/1/24 to 9/30/25	17.05	0.16	—	3.74	3.90	(0.17)	—	(0.17)	—	3.73	20.78	23.20	11,286	0.89	2.04	0.94	74
10/1/23 to 9/30/24	15.49	0.15	—	1.65	1.80	(0.24)	—	(0.24)	—	1.56	17.05	11.81	14,889	0.93 (19)	1.48	0.97	119
10/1/22 to 9/30/23	13.39	0.19	—	2.31	2.50	(0.40)	—	(0.40)	—	2.10	15.49	18.78	30,855	0.89	1.40	1.27	92
10/1/21 to 9/30/22	19.98	0.13	—	(6.65)	(6.52)	(0.07)	—	(0.07)	—	(6.59)	13.39	(32.75)	44,679	0.89	1.24	0.75	83
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(10)	Amount is less than $0.005 per share.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(14)	Payment from affiliate had no impact on total return.
(15)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s strategy and associated repositioning starting in August 2025.
(16)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(17)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the six months ended March 31, 2026 would be 1.25% (Class A), 1.04% (Class I) and 1.00% (Class R6).

(18)	Includes interest expense on borrowings.
(19)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.14% (Class A), 1.89% (Class C) and 0.89% (Institutional Class).
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 6 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Water Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Convertible Fund and Newfleet Short Duration High Income Fund offer Class A shares, Class C shares, Institutional Class shares, and Class R6 shares. The Duff & Phelps Water Fund offers Class A shares, Class C shares and Institutional Class shares. The Global Allocation Fund and International Small Cap Fund offer Class A shares, Institutional Class shares and Class R6 shares. NFJ Emerging Markets Value Fund offers Class A shares and Institutional Class shares.
Class A shares of Newfleet Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of all Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Newfleet Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. On January 26, 2026, Class C of each of Global Allocation Fund, International Small-Cap Fund and NFJ Emerging Markets Value Fund were converted to Class A shares of each respective Fund.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and

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assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

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Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, the Virtus Duff and Phelps Water Fund submitted a closing agreement request with the IRS, which is under review as of March 31, 2026 for income received in a prior period. Accordingly, subsequent changes in the estimated charges related to Virtus Duff and Phelps Fund’s closing agreement are presented within European Union tax reclaims in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit

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their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.
Equity Linked Notes
Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative instruments in a single note form that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of stocks) and one or more equity derivatives, such as put or call options, or a combination there of. Unlike a direct investment in equity securities, ELNs have a maturity date. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Upon maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. If the underlying securities have depreciated in value or their price appreciates or depreciates outside of a preset range (depending on the type of ELN), a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may potentially lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities such as market risk and, as applicable, foreign securities and currency risks. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. A fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. As a holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses of the underlying securities.
I.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
J.
Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
K.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
L.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

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A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
N.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2026, none of the Funds were lending under the agreement with BNY.
O.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of the Funds’ Investment Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain

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or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures contracts.
During the six months ended March 31, 2026, the Global Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the six months ended March 31, 2026, none of the Funds entered into forward foreign currency exchange contracts.
C.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended March 31, 2026, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
D.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on swap contracts” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “”Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swap contracts”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
At March 31, 2026, there were no open CDS contracts.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at March 31, 2026:
Statement Line Description	Primary Risk	Global Allocation Fund
Asset Derivatives
Variation margin payable on futures contracts(1)	Equity contracts	$28
Purchased options at value(2)	Equity contracts	140
Variation margin payable on futures contracts(1)	Foreign currency contracts	10
Variation margin payable on futures contracts(1)	Interest rate contracts	58
Total Assets		$236
Liability Derivatives
Variation margin payable on futures contracts(1)	Equity contracts	$(159)
Written options at value	Equity contracts	(45)
Variation margin payable on futures contracts(1)	Foreign currency contracts	(13)
Variation margin payable on futures contracts(1)	Interest rate contracts	(486)
Total Liabilities		$(703)

(1)	Represents cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
(2)	Amount included in Investment in securities at value.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2026:
Statement Line Description	Primary Risk	Global Allocation Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$13
Written options	Equity contracts	(3)
Futures	Equity contracts	837
Futures	Foreign currency contracts	(99)
Futures	Interest rate contracts	137
Total		$885
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$66
Written options	Equity contracts	(15)
Futures	Equity contracts	(263)
Futures	Foreign currency contracts	18
Futures	Interest rate contracts	(458)
Total		$(652)

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2026.
Global Allocation Fund
Purchased Options(1)	$70
Written Options(1)	31
Futures Contracts - Long Positions(2)	(157)
Futures Contracts - Short Positions(2)	8

(1)	Average premium amount.
(2)	Average unrealized for the period.
E.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However,

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
F.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Global Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2026:
At March 31, 2026, the Funds’ derivative assets and liabilities (by type) are as follows:
	Global Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$127
Purchased options	140	—
Written options	—	45
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$140	$172
Derivatives not subject to a MNA or similar agreement	(140)	(172)
Total assets and liabilities subject to a MNA	$—	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Fund	Advisory Fee
Convertible Fund	0.57%
Duff & Phelps Water Fund	0.95
Global Allocation Fund	0.10
International Small-Cap Fund	1.00
Newfleet Short Duration High Income Fund	0.48
NFJ Emerging Markets Value Fund	0.85
During the six months ended March 31, 2026, the Global Allocation Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the six months ended March 31, 2026, the waiver amounted to $44 for the

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
Convertible Fund	Voya IM (1)
Duff & Phelps Water Fund	Duff & Phelps (2)
Global Allocation Fund	VA(3), (4), (5)
International Small-Cap Fund	VA(5)
Newfleet Short Duration High Income Fund	Newfleet(3)
NFJ Emerging Markets Value Fund	NFJ(6)

(1)	Voya Investment Management Co. LLC (“Voya IM”).
(2)	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Virtus Multi-Asset, a division of Virtus Advisers, LLC (“VA”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Virtus Systematic, a division of VA, an indirect, wholly-owned subsidiary of Virtus.
(6)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Institutional Class	Class R6
Convertible Fund	0.96%	1.73%	0.71%	0.62%
Duff & Phelps Water Fund	1.22	1.97	0.93	N/A
Global Allocation Fund	0.52	N/A	0.29	0.22
International Small-Cap Fund	1.25	N/A	1.04	1.00
Newfleet Short Duration High Income Fund	0.86	1.11	0.60	0.55
NFJ Emerging Markets Value Fund	1.14	N/A	0.89	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:
	Expiration
Fund	2026	2027	2028	2029	Total
Convertible Fund
Class A	$137	$230	$202	$107	$676
Class C	38	76	66	32	212
Institutional Class	609	1,187	1,359	724	3,879
Class R6	— (1)	1	8	9	18
Duff & Phelps Water Fund
Class A	285	569	556	262	1,672
Class C	52	98	80	33	263
Institutional Class	370	879	1,046	470	2,765

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Expiration
Fund	2026	2027	2028	2029	Total
Global Allocation Fund
Class A	$121	$222	$199	$25	$567
Class C	7	11	9	1	28
Institutional Class	17	33	32	5	87
Class R6	552	760	564	53	1,929
International Small-Cap Fund
Class A	10	20	18	11	59
Class C	1	1	— (1)	— (1)	2
Institutional Class	54	83	98	51	286
Class R6	44	89	114	60	307
Newfleet Short Duration High Income Fund
Class A	79	150	168	81	478
Class C	42	69	69	31	211
Institutional Class	190	469	745	414	1,818
Class R6	4	18	19	12	53
NFJ Emerging Markets Value Fund
Class A	24	29	51	26	130
Class C	2	2	3	1	8
Institutional Class	99	131	130	56	416

(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2026, the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2026, it retained net commissions of $21 for Class A shares and CDSC of $6 and $4 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares, and 1.00%(1)(2) for Class C shares (0.50% for Newfleet Short Duration High Income Fund). Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2026, the Funds incurred administration fees totaling $1,396 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2026, the Funds incurred transfer agent fees totaling $625 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2026, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
A summary of the Global Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended March 31, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Mutual Funds—47.4%
Virtus Newfleet Core Plus Bond Fund(3)	$26,108	$1,774	$2,220	$7	$(385)	$25,284	2,478,874	$631	$—
Virtus Seix Floating Rate High Income Fund(3)	5,933	187	—	—	(86)	6,034	798,107	222	—
Virtus Seix High Yield Fund(3)	14,888	963	413	(1)	(421)	15,016	1,937,506	492	—
Virtus Silvant Focused Growth Fund Class R6(3)	24,089	3,615	1,400	63	(3,186)	23,181	295,897	—	1,190
	$71,018	$6,539	$4,033	$69	$(4,078)	$69,515		$1,345	$1,190
Affiliated Exchange-Traded Funds—23.4%
Virtus Emerging Markets Dividend ETF(3),(4)	—	5,528	—	—	(356)	5,172	215,850	—	—
Virtus International Dividend ETF(3)	—	13,523	792	38	678	13,447	409,920	90	—
Virtus U.S. Dividend ETF(3)	—	16,192	1,062	63	458	15,651	607,690	134	—
	$—	$35,243	$1,854	$101	$780	$34,270		$224	$—
Total	$71,018	$41,782	$5,887	$170	$(3,298)	$103,785		$1,569	$1,190

Footnote Legend:
(1)
The Global Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the
Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2026, the Global
Allocation Fund was the owner of record of 97% of the Virtus U.S. Dividend ETF, 91% of the Virtus International Dividend ETF and 54% of the Virtus Emerging
Markets Dividend ETF. The Virtus Newfleet Core Plus Bond Fund, Virtus Seix High Yield Fund, Virtus Seix Floating Rate High Income Fund and Virtus Silvant
Focused Growth Fund were the owner of record of less than 10% of their respective affiliated underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2026.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended March 31, 2026, were as follows:
	Purchases	Sales
Convertible Fund	$902,116	$971,132
Duff & Phelps Water Fund	67,458	116,864
Global Allocation Fund	67,413	72,138
International Small-Cap Fund	15,216	16,779
Newfleet Short Duration High Income Fund	147,489	155,545
NFJ Emerging Markets Value Fund	7,272	9,159
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended March 31, 2026.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Convertible Fund				Duff & Phelps Water Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	378	$16,038	566	$21,173	454	$9,218	738	$14,913
Reinvestment of distributions	377	14,928	81	2,981	968	18,435	671	12,806
Shares repurchased and cross class conversions	(504)	(21,110)	(1,148)	(42,456)	(995)	(20,082)	(2,126)	(42,795)
Net Increase / (Decrease)	251	$9,856	(501)	$(18,302)	427	$7,571	(717)	$(15,076)
Class C
Shares sold and cross class conversions	70	$2,996	48	$1,834	41	$774	93	$1,778
Reinvestment of distributions	131	5,271	19	708	144	2,538	122	2,164
Shares repurchased and cross class conversions	(225)	(9,652)	(455)	(17,114)	(295)	(5,536)	(582)	(10,934)
Net Increase / (Decrease)	(24)	$(1,385)	(388)	$(14,572)	(110)	$(2,224)	(367)	$(6,992)
Institutional Class
Shares sold and cross class conversions	3,115	$127,619	5,352	$195,037	934	$18,369	1,746	$34,379
Reinvestment of distributions	2,848	109,626	665	24,036	1,740	32,155	1,340	24,915
Shares repurchased and cross class conversions	(4,627)	(189,437)	(8,780)	(312,440)	(2,096)	(40,497)	(5,348)	(104,425)
Net Increase / (Decrease)	1,336	$47,808	(2,763)	$(93,367)	578	$10,027	(2,262)	$(45,131)
Class R6
Shares sold and cross class conversions	159	$6,528	327	$11,860	—	$—	—	$—
Reinvestment of distributions	37	1,404	4	155	—	—	—	—
Shares repurchased and cross class conversions	(65)	(2,637)	(35)	(1,269)	—	—	—	—
Net Increase / (Decrease)	131	$5,295	296	$10,746	—	$—	—	$—

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	346	$4,016	68	$736	19	$708	10	$323
Reinvestment of distributions	216	2,448	83	865	5	182	3	93
Shares repurchased and cross class conversions	(203)	(2,368)	(407)	(4,397)	(9)	(342)	(15)	(457)
Net Increase / (Decrease)	359	$4,096	(256)	$(2,796)	15	$548	(2)	$(41)
Class C
Shares sold and cross class conversions	36	$443	20	$229	— (1)	$1	1	$15
Reinvestment of distributions	7	79	2	25	— (1)	2	— (1)	2
Shares repurchased and cross class conversions	(169)	(2,064)	(31)	(343)	(2)	(67)	(1)	(42)
Net Increase / (Decrease)	(126)	$(1,542)	(9)	$(89)	(2)	$(64)	—	$(25)
Institutional Class
Shares sold and cross class conversions	380	$4,401	107	$1,168	5	$220	29	$904
Reinvestment of distributions	47	523	16	168	25	946	20	592
Shares repurchased and cross class conversions	(62)	(705)	(154)	(1,630)	(67)	(2,651)	(48)	(1,468)
Net Increase / (Decrease)	365	$4,219	(31)	$(294)	(37)	$(1,485)	1	$28
Class R6
Shares sold and cross class conversions	1,208	$13,606	2,188	$22,886	91	$3,542	100	$3,233
Reinvestment of distributions	815	8,848	330	3,289	37	1,360	28	811
Shares repurchased and cross class conversions	(2,245)	(25,263)	(2,965)	(30,974)	(67)	(2,638)	(201)	(6,412)
Net Increase / (Decrease)	(222)	$(2,809)	(447)	$(4,799)	61	$2,264	(73)	$(2,368)

	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	624	$8,562	2,659	$36,620	31	$653	142	$2,308
Reinvestment of distributions	238	3,255	521	7,145	8	147	3	44
Shares repurchased and cross class conversions	(1,412)	(19,381)	(2,614)	(35,937)	(24)	(507)	(199)	(3,277)
Net Increase / (Decrease)	(550)	$(7,564)	566	$7,828	15	$293	(54)	$(925)
Class C
Shares sold and cross class conversions	204	$2,807	912	$12,611	— (1)	$— (2)	— (1)	$1
Reinvestment of distributions	83	1,145	189	2,608	— (1)	3	— (1)	3
Shares repurchased and cross class conversions	(607)	(8,361)	(1,249)	(17,270)	(13)	(282)	(5)	(91)
Net Increase / (Decrease)	(320)	$(4,409)	(148)	$(2,051)	(13)	$(279)	(5)	$(87)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold and cross class conversions	5,375	$73,005	16,871	$229,636	22	$456	8	$156
Reinvestment of distributions	1,105	14,970	2,103	28,538	16	320	8	128
Shares repurchased and cross class conversions	(6,072)	(82,395)	(11,165)	(151,573)	(107)	(2,218)	(346)	(5,784)
Net Increase / (Decrease)	408	$5,580	7,809	$106,601	(69)	$(1,442)	(330)	$(5,500)
Class R6
Shares sold and cross class conversions	380	$5,171	622	$8,483	—	$—	—	$—
Reinvestment of distributions	14	184	14	194	—	—	—	—
Shares repurchased and cross class conversions	(141)	(1,913)	(390)	(5,301)	—	—	—	—
Net Increase / (Decrease)	253	$3,442	246	$3,376	—	$—	—	$—

*	On January 26, 2026, all Class C shares were converted into Class A shares. These transactions are included as Class A subscriptions and Class C redemptions.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of March 31, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Convertible Fund	29%	2
Duff & Phelps Water Fund	10	1
International Small-Cap Fund	83	2
Newfleet Short Duration High Income Fund	26	2
NFJ Emerging Markets Value Fund	63	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2026, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Water Fund	Water Utilities	36%
Newfleet Short Duration High Income Fund	Financials	25
NFJ Emerging Markets Value Fund	Information Technology	35
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held a security that was considered to be restricted at March 31, 2026:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Newfleet Short Duration High Income Fund	Cloud Peak Energy, Inc.	08/14/2020	$—	$—	0.0%
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement has $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2026, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Water Fund	$4	$5,000	4.67%	6
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Convertible Fund	$1,250,689	$191,511	$ (36,358)	$155,153
Duff & Phelps Water Fund	322,840	185,861	(3,722)	182,139
Global Allocation Fund (Including Purchased Options)	135,541	6,578	(2,784)	3,794
Global Allocation Fund (Written options)	(38)	—	(7)	(7)
International Small-Cap Fund	42,560	17,240	(2,043)	15,197
Newfleet Short Duration High Income Fund	655,670	6,930	(8,003)	(1,073)
NFJ Emerging Markets Value Fund	12,052	3,586	(1,221)	2,365
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Short Duration High Income Fund	$44,971	$159,376
NFJ Emerging Markets Value Fund	9,146	10,498

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited)
March 31, 2026

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended March 31, 2026, the Funds incurred independent Trustee’s fees totaling $92 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND AND VIRTUS NFJ EMERGING MARKETS VALUE FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Strategy Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Water Fund; among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Short Duration High Income Fund; among the Trust, VIA and NFJ Investment Group, LLC (“NFJ”), with respect to Virtus NFJ Emerging Markets Value Fund; and among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Convertible Fund (each of Duff & Phelps, Newfleet, NFJ, and Voya, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025, meeting. (It was noted that while the Board approved the renewal of the Advisory Agreement with respect to Virtus Global Allocation Fund and Virtus International Small-Cap Fund, the subadvisory agreements with Virtus Multi-Asset and Virtus Systematic (“Systematic”) with respect to the Virtus Global Allocation Fund and Systematic with respect to Virtus International Small-Cap Fund were not due for renewal at this time, as each had previously been approved during the November 2024 Board meetings and executed on January 1, 2025.)
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including (but not limited to): (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026

Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (but not limited to) (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund(’s)(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund(’s)(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (but not limited to) (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by VIA and the Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Convertible Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, third quintile for the 3-year period, and first quintile for the 5- and 10-year periods.
Virtus Duff & Phelps Water Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 10-year periods and underperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe and underperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, first quintile for the 3- and 10-year periods, and fifth quintile for the 5-year period.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026

Virtus Global Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-year period, third quintile for the 3-year period, and first quintile for the 5- and 10-year periods.
Virtus International Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the quarter ended March 31, 2025 and outperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Short Duration High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 5-, and 10-year periods and underperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1- and 10-year periods and first quintile for the 3- and 5-year periods.
Virtus NFJ Emerging Markets Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period, and underperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, fourth quintile for the 3-year period, fifth quintile for the 5-year period, and third quintile for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. VIA and the Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by VIA and the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Convertible Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Universe.
Virtus Duff & Phelps Water Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
Virtus Global Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Universe.
Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.

VIRTUS STRATEGY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026

Virtus Newfleet Short Duration High Income Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was the same as the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
Virtus NFJ Emerging Markets Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers and the profitability to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8069 05-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Disclosure not required for open-end management investment companies.

(a)(5) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)   Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 05/28/2026

* Print the name and title of each signing officer under his or her signature.